Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)	6,238	$1,429,625
Telecom Argentina SA, ADR	14,931	69,130

		1,498,755

Australia — 4.6%
Afterpay Ltd.(a)	34,060	3,095,330
AGL Energy Ltd.	98,918	682,334
AMP Ltd.	540,503	465,525
Ampol Ltd.	42,112	832,428
APA Group	182,682	1,415,361
Aristocrat Leisure Ltd.	87,415	2,509,857
ASX Ltd.	30,705	1,730,945
Aurizon Holdings Ltd.	273,622	792,597
AusNet Services	281,800	412,497
Australia & New Zealand Banking Group Ltd.	443,694	9,850,103
BHP Group Ltd.	458,343	16,888,047
BHP Group PLC	332,454	10,055,240
BlueScope Steel Ltd.	90,383	1,509,430
Brambles Ltd.	212,561	1,707,605
CIMIC Group Ltd.(a)	16,513	247,456
Cochlear Ltd.	10,452	1,796,387
Coles Group Ltd.	205,719	2,593,373
Commonwealth Bank of Australia	281,008	19,327,437
Computershare Ltd.	102,075	1,113,332
Crown Resorts Ltd.(a)	70,037	661,103
CSL Ltd.	71,752	15,029,000
Dexus	164,081	1,288,990
Evolution Mining Ltd.	246,772	882,566
Fortescue Metals Group Ltd.	262,496	4,580,463
Goodman Group	261,521	3,820,045
GPT Group (The)	303,894	1,084,512
Insurance Australia Group Ltd.	389,321	1,473,582
James Hardie Industries PLC	71,962	2,384,685
Lendlease Corp. Ltd.	105,536	1,036,136
Macquarie Group Ltd.	54,143	6,712,136
Magellan Financial Group Ltd.	19,834	743,058
Medibank Pvt Ltd.	450,863	1,072,669
Mirvac Group	650,585	1,351,845
National Australia Bank Ltd.	509,942	10,501,501
Newcrest Mining Ltd.	133,636	2,737,584
Northern Star Resources Ltd.	163,169	1,324,679
Oil Search Ltd.	301,419	884,758
Orica Ltd.	74,684	782,272
Origin Energy Ltd.	283,823	912,035
Qantas Airways Ltd.(a)	159,614	610,305
QBE Insurance Group Ltd.	233,417	1,777,787
Ramsay Health Care Ltd.	26,758	1,391,452
REA Group Ltd.	7,954	972,913
Rio Tinto Ltd.	54,507	5,100,892
Santos Ltd.	287,541	1,550,335
Scentre Group	802,357	1,685,804
Seek Ltd.(a)	58,456	1,398,430
Sonic Healthcare Ltd.	73,105	2,026,142
South32 Ltd.	799,142	1,777,816
Stockland	402,990	1,456,836
Suncorp Group Ltd.	196,398	1,594,447
Sydney Airport(a)	200,339	957,914
Tabcorp Holdings Ltd.	346,483	1,330,175
Telstra Corp. Ltd.	607,235	1,590,109

Security	Shares	Value
Australia (continued)
TPG Telecom Ltd.	70,945	$301,956
Transurban Group	423,431	4,634,714
Treasury Wine Estates Ltd.	119,476	926,584
Vicinity Centres	575,891	705,083
Washington H Soul Pattinson & Co. Ltd.	21,215	496,050
Wesfarmers Ltd.	174,291	7,284,889
Westpac Banking Corp.	559,463	10,795,288
WiseTech Global Ltd.	23,734	576,217
Woodside Petroleum Ltd.	142,493	2,516,171
Woolworths Group Ltd.	196,960	5,979,172

		195,726,384

Austria — 0.1%
Erste Group Bank AG(a)	41,330	1,472,690
OMV AG	24,627	1,215,782
Raiffeisen Bank International AG	29,379	643,315
Verbund AG	10,529	865,689
voestalpine AG	19,561	850,066

		5,047,542

Belgium — 0.6%
Ageas SA/NV	28,445	1,724,431
Anheuser-Busch InBev SA/NV	119,813	8,485,101
Elia Group SA/NV	4,693	508,449
Etablissements Franz Colruyt NV	7,999	475,008
Galapagos NV(a)	7,506	586,328
Groupe Bruxelles Lambert SA	16,947	1,856,064
KBC Group NV(a)	37,857	2,944,878
Proximus SADP	24,401	520,800
Sofina SA	1,762	670,690
Solvay SA	11,461	1,459,696
UCB SA	20,341	1,886,929
Umicore SA	31,297	1,904,864

		23,023,238

Brazil — 1.0%
Ambev SA	736,000	2,026,790
Atacadao SA	77,155	308,890
B2W Cia. Digital(a)	38,055	472,211
B3 SA - Brasil, Bolsa, Balcao	337,071	3,199,697
Banco Bradesco SA	164,197	625,584
Banco BTG Pactual SA	36,300	720,948
Banco do Brasil SA	137,100	749,024
Banco Santander Brasil SA	50,574	359,175
BB Seguridade Participacoes SA	111,900	460,574
BRF SA(a)	86,759	332,468
CCR SA	212,000	470,481
Cia. de Saneamento Basico do Estado de Sao Paulo	57,500	453,408
Cia. Siderurgica Nacional SA	112,300	1,018,209
Cosan SA	38,715	642,675
Energisa SA	16,800	136,438
Engie Brasil Energia SA	48,400	362,827
Equatorial Energia SA	154,292	713,550
Hapvida Participacoes e Investimentos SA(b)	184,800	491,869
Hypera SA	73,538	469,808
JBS SA	165,900	921,047
Klabin SA(a)	115,000	590,553
Localiza Rent a Car SA	99,790	1,182,710
Lojas Renner SA	137,740	1,025,703
Magazine Luiza SA	486,400	1,795,787
Natura & Co. Holding SA(a)	144,891	1,301,689
Notre Dame Intermedica Participacoes SA	78,629	1,177,859

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Petrobras Distribuidora SA	129,032	$535,369
Petroleo Brasileiro SA	634,800	2,702,895
Raia Drogasil SA	185,500	899,249
Rumo SA(a)	200,200	738,030
Sul America SA	46,348	279,444
Suzano SA(a)	120,200	1,521,429
Telefonica Brasil SA	76,700	610,744
TIM SA	191,198	429,603
Ultrapar Participacoes SA	124,200	483,270
Vale SA	583,399	11,723,360
Via Varejo SA(a)	214,216	467,108
WEG SA	254,800	1,644,265

		44,044,740

Canada — 6.8%
Agnico Eagle Mines Ltd.	38,318	2,392,773
Air Canada(a)	26,523	534,039
Algonquin Power & Utilities Corp.	96,107	1,549,180
Alimentation Couche-Tard Inc., Class B	137,876	4,667,969
AltaGas Ltd.	43,664	815,284
Atco Ltd., Class I, NVS	11,768	403,586
B2Gold Corp.	162,975	784,272
Ballard Power Systems Inc.(a)(c)	35,350	771,252
Bank of Montreal	100,190	9,448,091
Bank of Nova Scotia (The)	186,033	11,836,127
Barrick Gold Corp.	282,544	6,015,142
Bausch Health Cos Inc.(a)	50,971	1,639,508
BCE Inc.	21,066	994,907
BlackBerry Ltd.(a)	90,653	801,006
Brookfield Asset Management Inc., Class A	205,105	9,341,597
Brookfield Renewable Corp., Class A	20,240	838,260
CAE Inc.	42,894	1,342,399
Cameco Corp.	66,600	1,118,482
Canadian Apartment Properties REIT	13,365	593,614
Canadian Imperial Bank of Commerce	69,090	7,176,329
Canadian National Railway Co.	109,614	11,790,945
Canadian Natural Resources Ltd.	187,268	5,679,539
Canadian Pacific Railway Ltd.	20,752	7,737,888
Canadian Tire Corp. Ltd., Class A, NVS	9,362	1,490,980
Canadian Utilities Ltd., Class A, NVS	20,973	598,912
Canopy Growth Corp.(a)(c)	35,764	963,727
CCL Industries Inc., Class B, NVS	27,401	1,554,030
Cenovus Energy Inc.	202,015	1,571,520
CGI Inc.(a)	36,683	3,242,787
Constellation Software Inc.	3,228	4,733,447
Dollarama Inc.	46,100	2,146,487
Emera Inc.	36,536	1,659,296
Empire Co. Ltd., Class A, NVS	32,288	1,014,676
Enbridge Inc.	313,783	12,092,710
Fairfax Financial Holdings Ltd.	4,249	1,939,647
First Quantum Minerals Ltd.	95,361	2,196,047
FirstService Corp.	5,576	904,978
Fortis Inc.	75,054	3,345,156
Franco-Nevada Corp.	30,327	4,221,177
George Weston Ltd.	12,333	1,088,035
GFL Environmental Inc.	28,603	941,653
Gildan Activewear Inc.	31,581	1,095,143
Great-West Lifeco Inc.	50,998	1,477,458
Hydro One Ltd.(b)	52,007	1,245,851
iA Financial Corp. Inc.	15,696	883,171
IGM Financial Inc.	11,605	413,939

Security	Shares	Value

Canada (continued)
Imperial Oil Ltd.	43,895	$1,266,682
Intact Financial Corp.	21,848	2,901,582
Inter Pipeline Ltd.	65,629	956,000
Keyera Corp.	35,766	817,251
Kinross Gold Corp.	210,260	1,478,417
Kirkland Lake Gold Ltd.	43,266	1,606,209
Loblaw Companies Ltd.	26,372	1,463,087
Lundin Mining Corp.	118,351	1,428,640
Magna International Inc.	45,342	4,278,410
Manulife Financial Corp.	304,454	6,642,453
Metro Inc.	40,581	1,857,846
National Bank of Canada	53,021	3,851,371
Northland Power Inc.	28,705	987,945
Nutrien Ltd.	91,381	5,039,994
Onex Corp.	14,310	957,218
Open Text Corp.	47,219	2,221,619
Pan American Silver Corp.	33,975	1,079,290
Parkland Corp./Canada	23,861	765,755
Pembina Pipeline Corp.	88,961	2,743,603
Power Corp. of Canada	91,046	2,649,526
Quebecor Inc., Class B	21,312	572,559
Restaurant Brands International Inc.	43,641	2,994,421
RioCan REIT	25,170	430,071
Ritchie Bros Auctioneers Inc.	17,623	1,120,096
Rogers Communications Inc., Class B, NVS	58,811	2,894,178
Royal Bank of Canada	218,332	20,819,807
Saputo Inc.	40,052	1,271,688
Shaw Communications Inc., Class B, NVS	71,988	2,083,216
Shopify Inc., Class A(a)	17,228	20,318,733
Sun Life Financial Inc.	90,769	4,892,613
Suncor Energy Inc.	240,345	5,136,295
TC Energy Corp.	146,292	7,231,358
Teck Resources Ltd., Class B	75,871	1,604,133
TELUS Corp.	73,447	1,522,434
Thomson Reuters Corp.	28,319	2,624,031
TMX Group Ltd.	8,191	901,862
Toromont Industries Ltd.	10,776	858,436
Toronto-Dominion Bank (The)	281,020	19,302,707
West Fraser Timber Co. Ltd.	12,725	981,631
Wheaton Precious Metals Corp.	71,429	2,960,628
WSP Global Inc.	16,349	1,696,166
Yamana Gold Inc.	151,327	692,547

		286,995,524

Chile — 0.1%
Banco de Chile	3,797,633	404,640
Banco de Credito e Inversiones SA	14,073	650,336
Banco Santander Chile	10,107,143	551,905
Cencosud SA	223,679	462,099
Cencosud Shopping SA	63,784	103,595
Cia. Cervecerias Unidas SA	23,202	212,459
Colbun SA	2,560,121	437,312
Empresas CMPC SA	176,127	487,039
Empresas COPEC SA	67,264	720,846
Enel Americas SA	6,320,391	895,296
Enel Chile SA(a)	7,465,301	506,944
Falabella SA	127,859	574,655

		6,007,126

China — 11.5%
21Vianet Group Inc., ADR(a)(c)	13,404	374,106

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
3SBio Inc.(a)(b)	271,000	$256,804
51job Inc., ADR(a)	5,203	320,245
AAC Technologies Holdings Inc.(c)	113,000	629,245
Agile Group Holdings Ltd.	146,000	228,958
Agricultural Bank of China Ltd., Class A	1,416,900	700,964
Agricultural Bank of China Ltd., Class H	4,432,000	1,723,304
Aier Eye Hospital Group Co. Ltd., Class A	47,737	549,669
Air China Ltd., Class H	280,000	222,072
AK Medical Holdings Ltd.(b)	82,000	127,748
Alibaba Group Holding Ltd., ADR(a)	296,558	68,490,070
Alibaba Health Information Technology Ltd.(a)	612,000	1,867,475
Alibaba Pictures Group Ltd.(a)(c)	2,830,000	411,737
A-Living Smart City Services Co. Ltd.(b)	83,250	383,727
Aluminum Corp. of China Ltd., Class H(a)	756,000	394,214
Anhui Conch Cement Co. Ltd., Class A	66,698	505,570
Anhui Conch Cement Co. Ltd., Class H	211,500	1,264,885
Anhui Gujing Distillery Co. Ltd., Class B	25,000	335,625
ANTA Sports Products Ltd.	165,000	2,963,557
Autohome Inc., ADR	9,910	918,954
AviChina Industry & Technology Co. Ltd., Class H	403,000	259,436
Baidu Inc., ADR(a)	42,596	8,959,217
Bank of Beijing Co. Ltd., Class A	917,898	675,473
Bank of China Ltd., Class A	1,039,700	522,394
Bank of China Ltd., Class H	12,569,000	5,000,510
Bank of Communications Co. Ltd., Class A	905,500	673,349
Bank of Communications Co. Ltd., Class H	903,800	578,341
Bank of Ningbo Co. Ltd., Class A	98,998	646,330
Bank of Shanghai Co. Ltd., Class A	444,199	561,743
Baoshan Iron & Steel Co. Ltd., Class A	416,896	556,218
Baozun Inc., ADR(a)(c)	8,531	296,111
BeiGene Ltd., ADR(a)(c)	6,945	2,385,885
Beijing Capital International Airport Co. Ltd., Class H	386,000	280,796
Beijing Enterprises Holdings Ltd.	41,500	135,718
Beijing Enterprises Water Group Ltd.(c)	810,000	309,739
Bilibili Inc., ADR(a)(c)	24,836	2,753,319
BOE Technology Group Co. Ltd., Class A	563,300	638,337
Bosideng International Holdings Ltd.	578,000	293,954
Brilliance China Automotive Holdings Ltd.(a)(d)	528,000	496,263
BYD Co. Ltd., Class A	19,700	482,941
BYD Co. Ltd., Class H	122,500	2,528,277
BYD Electronic International Co. Ltd.	109,000	580,306
CanSino Biologics Inc., Class H(a)(b)(c)	11,200	560,948
CGN Power Co. Ltd., Class H(b)	949,000	218,713
Changchun High & New Technology Industry Group Inc., Class A	7,900	607,735
China Aoyuan Group Ltd.	203,000	211,185
China Cinda Asset Management Co. Ltd., Class H	640,000	126,074
China CITIC Bank Corp. Ltd., Class H	1,390,000	728,391
China Communications Services Corp. Ltd., Class H	534,000	231,700
China Conch Venture Holdings Ltd.	259,500	1,227,863
China Construction Bank Corp., Class H	15,131,050	11,981,171
China East Education Holdings Ltd.(b)	128,000	298,953
China Education Group Holdings Ltd.	103,000	248,786
China Everbright Bank Co. Ltd., Class A	903,500	527,991
China Everbright Bank Co. Ltd., Class H	149,000	62,348
China Everbright Environment Group Ltd.	813,037	511,887
China Everbright Ltd.	244,000	292,165
China Evergrande Group(c)	288,000	487,982
China Feihe Ltd.(b)	179,000	510,484
China Galaxy Securities Co. Ltd., Class H	705,500	420,565

Security	Shares	Value

China (continued)
China Gas Holdings Ltd.	421,800	$1,523,332
China Hongqiao Group Ltd.	378,500	599,413
China Huarong Asset Management Co. Ltd., Class H(a)(b)(d)	778,000	102,173
China Huishan Dairy Holdings Co. Ltd.(a)(d)	930,700	1
China International Capital Corp. Ltd., Class H(a)(b)	214,000	537,834
China Jinmao Holdings Group Ltd.	854,000	324,366
China Lesso Group Holdings Ltd.	228,000	574,781
China Life Insurance Co. Ltd., Class A	57,200	292,440
China Life Insurance Co. Ltd., Class H	1,066,000	2,171,295
China Literature Ltd.(a)(b)(c)	45,600	475,560
China Longyuan Power Group Corp. Ltd., Class H	506,000	745,301
China Medical System Holdings Ltd.	227,000	526,082
China Meidong Auto Holdings Ltd.	86,000	430,174
China Mengniu Dairy Co. Ltd.	450,000	2,410,244
China Merchants Bank Co. Ltd., Class A	241,700	1,969,218
China Merchants Bank Co. Ltd., Class H	604,093	4,872,815
China Merchants Port Holdings Co. Ltd.	240,000	385,021
China Merchants Securities Co. Ltd., Class A	104,660	302,896
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	291,877	524,339
China Minsheng Banking Corp. Ltd., Class A	814,995	592,188
China Minsheng Banking Corp. Ltd., Class H	1,114,240	572,409
China Molybdenum Co. Ltd., Class H	807,000	547,569
China National Building Material Co. Ltd., Class H	602,000	872,750
China Oilfield Services Ltd., Class H	314,000	289,466
China Overseas Land & Investment Ltd.	595,500	1,507,372
China Overseas Property Holdings Ltd.	215,000	218,132
China Pacific Insurance Group Co. Ltd., Class A	138,197	702,698
China Pacific Insurance Group Co. Ltd., Class H	432,800	1,565,845
China Petroleum & Chemical Corp., Class A	896,198	592,999
China Petroleum & Chemical Corp., Class H	3,407,000	1,697,611
China Power International Development Ltd.	750,000	171,884
China Railway Group Ltd., Class A	849,196	707,625
China Railway Group Ltd., Class H	222,000	114,904
China Renewable Energy Investment Ltd.(a)(d)	7,401	0	(e)
China Resources Beer Holdings Co. Ltd.	230,000	1,858,218
China Resources Cement Holdings Ltd.	380,000	414,402
China Resources Gas Group Ltd.(c)	148,000	803,183
China Resources Land Ltd.	480,000	2,252,651
China Resources Pharmaceutical Group Ltd.(b)	183,500	124,037
China Resources Power Holdings Co. Ltd.	254,000	333,572
China Shenhua Energy Co. Ltd., Class H	561,000	1,170,127
China Shipbuilding Industry Co. Ltd., Class A(a)	825,400	521,908
China Southern Airlines Co. Ltd., Class H(a)(c)	194,000	131,884
China State Construction Engineering Corp. Ltd., Class A	1,013,298	773,875
China State Construction International Holdings Ltd.	356,000	250,264
China Taiping Insurance Holdings Co. Ltd.	271,000	503,839
China Tourism Group Duty Free Corp. Ltd., Class A	19,298	930,807
China Tower Corp. Ltd., Class H(b)	7,212,000	1,039,989
China Traditional Chinese Medicine Holdings Co. Ltd.	420,000	240,097
China Vanke Co. Ltd., Class A	184,300	802,636
China Vanke Co. Ltd., Class H	277,400	971,472
China Yangtze Power Co. Ltd., Class A	260,199	803,323
China Youzan Ltd.(a)	2,220,000	717,434
China Yuhua Education Corp. Ltd.(b)	214,000	203,066
Chongqing Rural Commercial Bank Co. Ltd., Class H	90,000	38,239
Chongqing Zhifei Biological Products Co. Ltd., Class A	18,300	637,834
CIFI Holdings Group Co. Ltd.	424,000	379,407

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CITIC Ltd.	931,000	$980,524
CITIC Securities Co. Ltd., Class A	209,400	772,096
CITIC Securities Co. Ltd., Class H	238,000	574,251
Contemporary Amperex Technology Co. Ltd., Class A	23,100	1,386,246
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	562,500	1,006,682
COSCO SHIPPING Ports Ltd.	276,000	232,048
Country Garden Holdings Co. Ltd.	1,258,828	1,499,213
Country Garden Services Holdings Co. Ltd.	222,000	2,329,516
CSC Financial Co. Ltd., Class A	43,700	193,288
CSPC Pharmaceutical Group Ltd.	1,394,960	1,727,794
Dali Foods Group Co. Ltd.(b)	296,500	176,369
Daqin Railway Co. Ltd., Class A	628,800	668,817
Daqo New Energy Corp., ADR(a)	7,892	635,227
Dongfeng Motor Group Co. Ltd., Class H	448,000	389,347
DouYu International Holdings Ltd., ADR(a)(c)	18,423	167,834
East Money Information Co. Ltd., Class A	106,620	531,423
ENN Energy Holdings Ltd.	128,300	2,187,105
Eve Energy Co. Ltd., Class A	32,800	449,632
Far East Horizon Ltd.	274,000	313,975
Focus Media Information Technology Co. Ltd., Class A	612,750	1,021,195
Foshan Haitian Flavouring & Food Co. Ltd., Class A	30,078	788,180
Fosun International Ltd.	413,500	595,213
Fuyao Glass Industry Group Co. Ltd., Class H(b)	92,800	539,462
GDS Holdings Ltd., ADR(a)(c)	12,939	1,073,549
Geely Automobile Holdings Ltd.	924,000	2,397,188
Genscript Biotech Corp.(a)(c)	198,000	458,873
GF Securities Co. Ltd., Class H	242,200	351,130
GoerTek Inc., Class A	51,700	301,327
GOME Retail Holdings Ltd.(a)(c)	1,633,320	269,176
Great Wall Motor Co. Ltd., Class H	527,500	1,305,362
Greentown Service Group Co. Ltd.	260,000	414,428
GSX Techedu Inc., ADR(a)(c)	12,033	384,454
Guangdong Investment Ltd.	494,000	760,700
Guangzhou Automobile Group Co. Ltd., Class H	464,028	396,107
Guangzhou R&F Properties Co. Ltd., Class H	260,800	333,771
Guotai Junan Securities Co. Ltd., Class A	344,300	881,462
Haidilao International Holding Ltd.(b)	125,000	810,335
Haier Smart Home Co. Ltd., Class A	216,800	1,110,420
Haier Smart Home Co. Ltd., Class H(a)	207,000	895,498
Haitian International Holdings Ltd.	96,000	391,201
Haitong Securities Co. Ltd., Class A	345,992	592,134
Haitong Securities Co. Ltd., Class H	559,200	500,388
Hangzhou Tigermed Consulting Co. Ltd., Class A	28,700	694,433
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	192,000	829,371
Henan Shuanghui Investment & Development Co. Ltd., Class A	51,500	291,722
Hengan International Group Co. Ltd.	106,000	687,164
Hengli Petrochemical Co. Ltd., Class A	94,900	435,008
Hua Hong Semiconductor Ltd.(a)(b)	83,000	518,827
Huaneng Power International Inc., Class H	878,000	316,525
Huatai Securities Co. Ltd., Class A	273,300	672,650
Huatai Securities Co. Ltd., Class H(b)	95,400	136,341
Huaxia Bank Co. Ltd., Class A	663,900	640,463
Huazhu Group Ltd., ADR(a)	23,682	1,396,291
Hutchison China MediTech Ltd., ADR(a)	13,234	374,390
HUYA Inc., ADR(a)(c)	12,998	229,025
Industrial & Commercial Bank of China Ltd., Class A	1,005,010	797,066
Industrial & Commercial Bank of China Ltd., Class H	9,169,285	5,973,668
Industrial Bank Co. Ltd., Class A	296,342	996,000
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	94,999	601,422

Security	Shares	Value

China (continued)
Innovent Biologics Inc.(a)(b)	154,000	$1,673,471
iQIYI Inc., ADR(a)(c)	44,138	649,270
JD Health International Inc.(a)(b)	44,150	687,814
JD.com Inc., ADR(a)	136,369	10,549,506
Jiangsu Expressway Co. Ltd., Class H	88,000	103,785
Jiangsu Hengli Hydraulic Co. Ltd., Class A	25,300	336,376
Jiangsu Hengrui Medicine Co. Ltd., Class A	65,380	850,056
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	16,500	491,045
Jiangxi Copper Co. Ltd., Class H	208,000	508,829
Jinxin Fertility Group Ltd.(b)	206,000	530,460
Jiumaojiu International Holdings Ltd.(a)(b)	104,000	435,183
JOYY Inc., ADR(c)	9,541	906,967
Kaisa Group Holdings Ltd.(c)	408,000	177,555
KE Holdings Inc., ADR(a)	19,058	991,969
Kingboard Holdings Ltd.	115,000	681,100
Kingboard Laminates Holdings Ltd.	202,500	506,325
Kingdee International Software Group Co. Ltd.(c)	376,000	1,244,159
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	8,515	373,979
Kingsoft Corp. Ltd.(c)	140,000	991,393
Koolearn Technology Holding Ltd.(a)(b)	46,500	89,446
Kuaishou Technology(a)(b)	32,400	1,097,124
Kunlun Energy Co. Ltd.	664,000	712,999
Kweichow Moutai Co. Ltd., Class A	12,800	3,971,149
KWG Group Holdings Ltd.	191,500	307,708
Lee & Man Paper Manufacturing Ltd.	241,000	210,068
Lenovo Group Ltd.	1,228,000	1,688,592
Lens Technology Co. Ltd., Class A	66,500	268,638
Li Auto Inc., ADR(a)(c)	29,683	585,942
Li Ning Co. Ltd.	323,000	2,636,616
Logan Group Co. Ltd.	182,000	289,631
Longfor Group Holdings Ltd.(b)	285,500	1,780,963
LONGi Green Energy Technology Co. Ltd., Class A	47,100	723,792
Luxshare Precision Industry Co. Ltd., Class A	83,388	476,477
Luzhou Laojiao Co. Ltd., Class A	16,300	644,052
Mango Excellent Media Co. Ltd., Class A	31,800	334,551
Meituan, Class B(a)(b)	567,100	21,758,602
Microport Scientific Corp.(c)	116,000	837,869
Ming Yuan Cloud Group Holdings Ltd.(a)	63,000	292,821
Minth Group Ltd.	110,000	446,835
Momo Inc., ADR	24,886	364,829
Muyuan Foods Co. Ltd., Class A	44,470	777,633
NARI Technology Co. Ltd., Class A	106,600	527,038
NetEase Inc., ADR	65,986	7,394,391
New China Life Insurance Co. Ltd., Class A	46,000	345,692
New China Life Insurance Co. Ltd., Class H	107,600	414,920
New Hope Liuhe Co. Ltd., Class A	75,507	194,010
New Oriental Education & Technology Group Inc., ADR(a)	238,449	3,638,732
Nine Dragons Paper Holdings Ltd.	299,000	411,147
NIO Inc., ADR(a)(c)	202,910	8,083,934
Noah Holdings Ltd.(a)(c)	5,848	257,604
People’s Insurance Co. Group of China Ltd. (The), Class H	1,021,000	349,673
PetroChina Co. Ltd., Class A	207,100	136,074
PetroChina Co. Ltd., Class H	3,456,000	1,259,260
Pharmaron Beijing Co. Ltd., Class H(b)	21,100	437,656
PICC Property & Casualty Co. Ltd., Class H	1,138,285	1,118,229
Pinduoduo Inc., ADR(a)	62,010	8,304,999
Ping An Bank Co. Ltd., Class A	253,100	911,314
Ping An Healthcare and Technology Co. Ltd.(a)(b)	80,500	943,175

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class A	131,006	$1,468,371
Ping An Insurance Group Co. of China Ltd., Class H	909,000	9,942,197
Poly Developments and Holdings Group Co. Ltd., Class A	222,500	481,576
Poly Property Services Co. Ltd., Class H	75,200	550,432
Postal Savings Bank of China Co. Ltd., Class H(b)	1,441,000	938,792
Rongsheng Petrochemical Co. Ltd., Class A	90,900	398,123
SAIC Motor Corp. Ltd., Class A	125,400	388,897
Sany Heavy Industry Co. Ltd., Class A	120,227	573,965
Seazen Group Ltd.	344,000	367,614
SF Holding Co. Ltd., Class A	53,700	534,231
Shandong Gold Mining Co. Ltd., Class A	153,700	460,030
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	416,000	933,032
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(c)	101,500	644,924
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	321,712	290,506
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	134,100	305,257
Shanghai Pudong Development Bank Co. Ltd., Class A	475,000	738,017
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	13,700	868,912
Shenwan Hongyuan Group Co. Ltd., Class A	715,606	500,056
Shenzhen Inovance Technology Co. Ltd., Class A	27,200	376,145
Shenzhen International Holdings Ltd.	117,500	195,761
Shenzhen Investment Ltd.	568,000	208,424
Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,400	402,279
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,300	1,030,990
Shenzhou International Group Holdings Ltd.	131,500	2,891,803
Shimao Group Holdings Ltd.	198,000	573,592
Silergy Corp.	12,000	1,256,578
Sino Biopharmaceutical Ltd.	1,745,000	1,880,511
Sinopharm Group Co. Ltd., Class H	232,400	721,121
Sinotruk Hong Kong Ltd.	117,000	288,024
Smoore International Holdings Ltd.(a)(b)	91,000	644,991
SSY Group Ltd.	306,000	188,717
Sun Art Retail Group Ltd.	440,500	406,082
Sunac China Holdings Ltd.	388,000	1,511,166
Suning.com Co. Ltd., Class A	321,794	331,328
Sunny Optical Technology Group Co. Ltd.	113,700	2,772,653
TAL Education Group, ADR(a)	60,162	3,426,226
Tencent Holdings Ltd.	898,200	72,047,046
Tencent Music Entertainment Group, ADR(a)	54,250	945,035
Tingyi Cayman Islands Holding Corp.	310,000	557,987
Tongcheng-Elong Holdings Ltd.(a)	162,000	406,311
Tongwei Co. Ltd., Class A	64,100	349,122
Topsports International Holdings Ltd.(b)	206,000	278,491
TravelSky Technology Ltd., Class H	142,000	311,905
Trip.com Group Ltd., ADR(a)	74,827	2,924,239
Tsingtao Brewery Co. Ltd., Class H	90,000	816,933
Uni-President China Holdings Ltd.	192,000	233,855
Vinda International Holdings Ltd.(c)	58,000	206,480
Vipshop Holdings Ltd., ADR(a)	70,877	2,180,885
Wanhua Chemical Group Co. Ltd., Class A	42,731	678,718
Want Want China Holdings Ltd.	802,000	581,350
Weibo Corp., ADR(a)	9,530	480,312
Weichai Power Co. Ltd., Class H	378,000	877,004
Weimob Inc.(a)(b)(c)	251,000	554,557
Wens Foodstuffs Group Co. Ltd., Class A	208,960	464,869
Wharf Holdings Ltd. (The)	243,000	738,369

Security	Shares	Value

China (continued)
Will Semiconductor Co. Ltd. Shanghai, Class A	11,500	$537,829
Wingtech Technology Co. Ltd., Class A	17,900	236,052
Wuliangye Yibin Co. Ltd., Class A	40,400	1,780,052
WuXi AppTec Co. Ltd., Class A	30,595	750,880
WuXi AppTec Co. Ltd., Class H(b)	34,780	822,610
Wuxi Biologics Cayman Inc., New(a)(b)	516,000	7,274,764
Xiaomi Corp., Class B(a)(b)	2,259,000	7,154,947
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	157,400	259,400
Xinyi Solar Holdings Ltd.	646,000	1,081,262
XPeng Inc., ADR(a)(c)	26,839	802,754
Yadea Group Holdings Ltd.(b)	170,000	372,094
Yanzhou Coal Mining Co. Ltd., Class H	318,000	379,544
Yihai International Holding Ltd.	76,000	740,738
Yonyou Network Technology Co. Ltd., Class A	67,700	347,483
Yuexiu Property Co. Ltd.	456,000	105,680
Yum China Holdings Inc.	64,837	4,079,544
Yunnan Baiyao Group Co. Ltd., Class A	24,599	409,010
Yunnan Energy New Material Co. Ltd., Class A	20,700	430,587
Zai Lab Ltd., ADR(a)	10,937	1,817,839
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	9,400	493,095
Zhaojin Mining Industry Co. Ltd., Class H	247,000	224,203
Zhejiang Expressway Co. Ltd., Class H	168,000	146,221
Zhenro Properties Group Ltd.	304,000	205,097
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	61,300	363,056
Zhongsheng Group Holdings Ltd.	89,000	674,360
Zhuzhou CRRC Times Electric Co. Ltd., Class H	97,600	389,553
Zijin Mining Group Co. Ltd., Class A	315,700	538,340
Zijin Mining Group Co. Ltd., Class H	754,000	1,062,047
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	287,800	398,711
ZTE Corp., Class A	37,600	168,284
ZTE Corp., Class H	130,800	327,385
ZTO Express Cayman Inc., ADR	65,016	2,090,915

		484,047,388

Colombia — 0.0%
Bancolombia SA	35,968	268,438
Ecopetrol SA	904,733	534,471
Grupo de Inversiones Suramericana SA	8,304	42,530
Interconexion Electrica SA ESP	75,843	433,446

		1,278,885

Cyprus — 0.0%
TCS Group Holding PLC(f)	18,576	1,075,769

Czech Republic — 0.0%
CEZ AS(c)	32,084	895,044
Komercni Banka AS(a)	12,005	364,510
Moneta Money Bank AS(a)(b)	79,967	297,692

		1,557,246

Denmark — 1.6%
Ambu A/S, Class B	26,770	1,501,944
AP Moller - Maersk A/S, Class A	743	1,749,962
AP Moller - Maersk A/S, Class B, NVS	689	1,714,233
Carlsberg A/S, Class B	15,542	2,730,948
Chr Hansen Holding A/S(a)	16,757	1,542,339
Coloplast A/S, Class B	18,637	3,087,739
Danske Bank A/S	98,732	1,886,690
Demant A/S(a)	20,085	1,008,533

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
DSV Panalpina A/S	32,572	$7,273,490
Genmab A/S(a)	10,362	3,807,555
GN Store Nord A/S	20,517	1,854,539
H Lundbeck A/S	12,861	397,219
Novo Nordisk A/S, Class B	270,125	19,810,143
Novozymes A/S, Class B	32,592	2,322,931
Orsted A/S(b)	30,111	4,397,488
Pandora A/S	16,044	1,823,167
ROCKWOOL International A/S, Class B	1,272	571,794
Tryg A/S	49,297	1,129,554
Vestas Wind Systems A/S	158,030	6,604,995

		65,215,263

Egypt — 0.0%
Commercial International Bank Egypt SAE	230,748	858,454
Eastern Co. SAE	149,094	111,011
EISewedy Electric Co.	196,201	100,606

		1,070,071

Finland — 0.8%
Elisa OYJ	21,517	1,222,323
Fortum OYJ	69,953	1,839,975
Kesko OYJ, Class B	46,550	1,419,974
Kone OYJ, Class B	52,991	4,168,074
Neste OYJ	67,135	4,073,181
Nokia OYJ(a)	893,746	4,241,701
Nordea Bank Abp	486,926	5,065,194
Orion OYJ, Class B	18,946	839,989
Sampo OYJ, Class A	73,417	3,491,869
Stora Enso OYJ, Class R	89,182	1,710,201
UPM-Kymmene OYJ	81,340	3,187,201
Wartsila OYJ Abp	67,046	866,421

		32,126,103

France — 7.0%
Accor SA(a)	27,547	1,109,901
Aeroports de Paris(a)	4,746	609,602
Air Liquide SA	74,011	12,483,910
Airbus SE(a)	92,468	11,124,616
Alstom SA(a)	40,949	2,239,937
Amundi SA(a)(b)	9,517	848,931
Arkema SA	10,896	1,364,127
Atos SE(a)	16,328	1,112,902
AXA SA	287,393	8,138,794
BioMerieux	6,114	728,054
BNP Paribas SA(a)	175,784	11,297,790
Bollore SA	138,667	701,095
Bouygues SA	30,612	1,313,360
Bureau Veritas SA(a)	46,071	1,379,297
Capgemini SE	25,477	4,673,987
Carrefour SA	94,013	1,822,648
Cie. de Saint-Gobain(a)	78,973	4,991,053
Cie. Generale des Etablissements Michelin SCA	26,941	3,903,139
CNP Assurances	31,358	549,811
Covivio	9,135	815,956
Credit Agricole SA(a)	173,195	2,683,710
Danone SA	95,549	6,743,731
Dassault Aviation SA(a)	449	489,698
Dassault Systemes SE	21,115	4,904,447
Edenred	40,573	2,302,889
Eiffage SA(a)	12,467	1,367,508
Electricite de France SA(a)	98,754	1,440,826

Security	Shares	Value

France (continued)
Engie SA(a)	281,658	$4,194,170
EssilorLuxottica SA	44,618	7,433,621
Eurazeo SE	6,301	525,650
Eurofins Scientific SE(a)	21,226	2,104,195
Faurecia SE(a)	13,738	742,547
Faurecia SE, New(a)	5,078	273,797
Gecina SA	7,890	1,155,429
Getlink SE(a)	71,295	1,135,463
Hermes International	4,947	6,217,226
Iliad SA	2,687	488,426
Ipsen SA	6,478	627,288
Kering SA	11,757	9,433,023
Klepierre SA	30,246	803,207
La Francaise des Jeux SAEM(b)	14,685	753,428
Legrand SA	42,532	4,147,201
L’Oreal SA	39,268	16,150,071
LVMH Moet Hennessy Louis Vuitton SE	43,087	32,479,815
Natixis SA(a)	156,900	767,593
Orange SA	286,851	3,573,970
Orpea SA(a)	7,651	985,960
Pernod Ricard SA	33,180	6,818,112
Publicis Groupe SA	34,458	2,234,141
Remy Cointreau SA	3,690	738,264
Renault SA(a)	28,939	1,167,902
Safran SA(a)	51,123	7,642,267
Sanofi	178,177	18,718,491
Sartorius Stedim Biotech	4,439	2,041,281
Schneider Electric SE	85,009	13,612,443
SCOR SE(a)	25,911	839,367
SEB SA	3,672	669,683
SES SA	59,013	447,835
Societe Generale SA(a)	122,317	3,485,293
Sodexo SA(a)	13,996	1,400,100
Suez SA	56,531	1,351,513
Teleperformance	9,493	3,669,425
Thales SA	16,734	1,707,841
TOTAL SE	391,997	17,377,197
Ubisoft Entertainment SA(a)	13,958	1,049,493
Unibail-Rodamco-Westfield(a)	21,421	1,768,702
Valeo SA	37,818	1,226,451
Veolia Environnement SA	85,263	2,718,922
Vinci SA	79,951	8,796,792
Vivendi SE	129,290	4,513,539
Wendel SE	4,724	629,523
Worldline SA(a)(b)	38,079	3,741,877

		293,500,253

Germany — 5.4%
adidas AG(a)	29,601	9,152,509
Allianz SE, Registered	63,179	16,458,272
Aroundtown SA	151,996	1,171,757
BASF SE	142,654	11,519,436
Bayer AG, Registered	153,477	9,943,544
Bayerische Motoren Werke AG	50,221	5,042,032
Bechtle AG	4,268	870,089
Beiersdorf AG	15,724	1,777,391
Brenntag SE	25,545	2,296,489
Carl Zeiss Meditec AG, Bearer	6,895	1,216,394
Commerzbank AG(a)	159,133	1,051,879
Continental AG(a)	17,019	2,307,708
Covestro AG(b)	27,694	1,814,256

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Daimler AG, Registered	133,385	$11,890,121
Delivery Hero SE(a)(b)	20,792	3,305,133
Deutsche Bank AG, Registered(a)	308,390	4,308,609
Deutsche Boerse AG	30,245	5,217,398
Deutsche Lufthansa AG, Registered(a)(c)	51,613	667,170
Deutsche Post AG, Registered	150,768	8,885,062
Deutsche Telekom AG, Registered	512,210	9,865,572
Deutsche Wohnen SE	54,536	2,954,269
E.ON SE	337,034	4,067,763
Evonik Industries AG	27,117	950,577
Fresenius Medical Care AG & Co. KGaA	33,744	2,687,486
Fresenius SE & Co. KGaA	64,928	3,195,193
GEA Group AG	25,776	1,132,874
Hannover Rueck SE	8,851	1,638,713
HeidelbergCement AG	22,659	2,079,045
HelloFresh SE(a)	22,939	1,905,363
Henkel AG & Co. KGaA	16,782	1,670,719
HOCHTIEF AG	3,478	326,488
Infineon Technologies AG	204,224	8,251,780
KION Group AG	11,717	1,169,862
Knorr-Bremse AG	10,239	1,257,222
LANXESS AG	14,491	1,067,938
LEG Immobilien SE	9,932	1,383,325
Merck KGaA	20,598	3,623,916
MTU Aero Engines AG	8,442	2,133,104
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	21,856	6,331,561
Nemetschek SE	9,792	730,832
Puma SE(a)	15,124	1,597,054
Rational AG(c)	795	663,790
RWE AG	101,802	3,865,202
SAP SE	162,390	22,824,832
Scout24 AG(b)	17,644	1,468,523
Siemens AG, Registered	119,210	19,921,358
Siemens Healthineers AG(b)	41,618	2,378,735
Symrise AG	20,453	2,644,329
TeamViewer AG(a)(b)	23,936	1,139,888
Telefonica Deutschland Holding AG	154,191	448,817
Uniper SE	32,899	1,201,579
United Internet AG, Registered(f)	18,141	764,553
Volkswagen AG	4,798	1,525,975
Vonovia SE	83,741	5,508,116
Zalando SE(a)(b)	23,853	2,484,930

		225,756,532

Greece — 0.0%
Hellenic Telecommunications Organization SA	30,914	525,093
JUMBO SA	23,107	432,542
OPAP SA	39,345	603,885

		1,561,520

Hong Kong — 2.1%
AIA Group Ltd.	1,899,600	24,188,756
ASM Pacific Technology Ltd.	48,800	740,151
Bank of East Asia Ltd. (The)	208,000	437,057
BOC Hong Kong Holdings Ltd.	561,000	1,979,103
Budweiser Brewing Co. APAC Ltd.(b)	254,400	804,125
CK Asset Holdings Ltd.	406,060	2,548,707
CK Hutchison Holdings Ltd.	411,560	3,375,419
CK Infrastructure Holdings Ltd.	104,500	640,440
CLP Holdings Ltd.	251,500	2,482,020

Security	Shares	Value

Hong Kong (continued)
ESR Cayman Ltd.(a)(b)	283,200	$968,084
Galaxy Entertainment Group Ltd.(a)	346,000	3,047,104
Hang Lung Properties Ltd.	280,000	764,274
Hang Seng Bank Ltd.(c)	124,400	2,442,560
Henderson Land Development Co. Ltd.	204,617	910,217
HK Electric Investments & HK Electric Investments Ltd.	472,000	472,799
HKT Trust & HKT Ltd.	560,000	813,303
Hong Kong & China Gas Co. Ltd.	1,716,903	2,754,348
Hong Kong Exchanges & Clearing Ltd.	179,100	10,837,984
Hongkong Land Holdings Ltd.(c)	165,100	817,245
Jardine Matheson Holdings Ltd.	36,200	2,434,088
Link REIT	329,400	3,115,089
Melco Resorts & Entertainment Ltd., ADR(a)	35,840	691,354
MTR Corp. Ltd.	246,000	1,371,444
New World Development Co. Ltd.	210,750	1,115,230
PCCW Ltd.	715,000	414,261
Power Assets Holdings Ltd.	222,000	1,364,839
Sands China Ltd.(a)	351,600	1,670,438
Sino Land Co. Ltd.	440,000	653,753
SJM Holdings Ltd.	267,000	346,519
Sun Hung Kai Properties Ltd.	196,000	2,960,119
Swire Pacific Ltd., Class A	85,500	691,873
Swire Properties Ltd.	166,600	497,643
Techtronic Industries Co. Ltd.	225,000	4,102,049
WH Group Ltd.(b)	1,730,000	1,512,415
Wharf Real Estate Investment Co. Ltd.(c)	252,000	1,450,318
Wynn Macau Ltd.(a)	233,600	449,343
Xinyi Glass Holdings Ltd.	260,000	922,253

		86,786,724

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC(a)	81,809	566,034
OTP Bank Nyrt(a)	34,099	1,535,254
Richter Gedeon Nyrt	16,628	476,312

		2,577,600

India — 2.9%
ACC Ltd.	15,993	406,505
Adani Green Energy Ltd.(a)	64,837	891,905
Adani Ports & Special Economic Zone Ltd.	91,847	905,233
Ambuja Cements Ltd.	123,516	515,341
Apollo Hospitals Enterprise Ltd.	16,215	699,956
Asian Paints Ltd.	63,002	2,157,323
Aurobindo Pharma Ltd.	53,211	704,607
Avenue Supermarts Ltd.(a)(b)	25,071	965,609
Axis Bank Ltd.(a)	353,302	3,409,843
Bajaj Auto Ltd.	12,902	667,765
Bajaj Finance Ltd.	43,677	3,214,724
Bajaj Finserv Ltd.	6,651	991,434
Bandhan Bank Ltd.(a)(b)	113,050	503,267
Bharat Petroleum Corp. Ltd.	132,887	756,714
Bharti Airtel Ltd.	392,955	2,847,462
Biocon Ltd.(a)	83,120	426,022
Britannia Industries Ltd.	19,483	907,177
Cipla Ltd.	75,184	924,010
Coal India Ltd.	229,993	413,116
Colgate-Palmolive India Ltd.	20,948	419,087
Dabur India Ltd.	94,564	686,897
Divi’s Laboratories Ltd.(a)	22,231	1,219,212
Dr. Reddy’s Laboratories Ltd.	19,341	1,348,132
Eicher Motors Ltd.	21,958	717,872

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
GAIL India Ltd.	298,668	$553,205
Godrej Consumer Products Ltd.(a)	67,556	630,894
Grasim Industries Ltd.	50,587	957,310
Havells India Ltd.	37,500	501,325
HCL Technologies Ltd.	167,630	2,034,372
HDFC Asset Management Co. Ltd.(b)	9,736	364,920
HDFC Life Insurance Co. Ltd.(a)(b)	142,598	1,280,393
Hero MotoCorp Ltd.	20,409	776,753
Hindalco Industries Ltd.	263,792	1,297,726
Hindustan Unilever Ltd.	129,926	4,128,568
Housing Development Finance Corp. Ltd.	272,212	8,893,722
ICICI Bank Ltd.(a)	801,349	6,496,474
ICICI Lombard General Insurance Co. Ltd.(b)	35,608	679,736
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	75,071	528,986
Indraprastha Gas Ltd.	61,541	422,846
Indus Towers Ltd.	118,755	404,815
Info Edge India Ltd.(a)	11,890	788,900
Infosys Ltd.	530,134	9,693,030
InterGlobe Aviation Ltd.(a)(b)	21,376	474,256
ITC Ltd.	503,196	1,376,321
JSW Steel Ltd.	142,033	1,376,467
Jubilant Foodworks Ltd.	14,224	555,288
Kotak Mahindra Bank Ltd.(a)	95,022	2,243,403
Larsen & Toubro Infotech Ltd.(b)	8,429	442,687
Larsen & Toubro Ltd.	108,215	1,958,308
Lupin Ltd.	40,868	590,075
Mahindra & Mahindra Ltd.	135,633	1,377,983
Marico Ltd.	93,508	519,408
Maruti Suzuki India Ltd.	23,340	2,034,154
Motherson Sumi Systems Ltd.	219,998	637,667
MRF Ltd.	404	440,259
Nestle India Ltd.	5,354	1,178,841
NTPC Ltd.	717,881	992,904
Oil & Natural Gas Corp. Ltd.	420,674	614,208
Page Industries Ltd.	1,040	416,444
Petronet LNG Ltd.	155,019	502,168
Pidilite Industries Ltd.	27,961	685,431
Piramal Enterprises Ltd.	21,715	492,565
Power Grid Corp. of India Ltd.	334,967	995,099
Reliance Industries Ltd.	445,314	11,990,668
SBI Life Insurance Co. Ltd.(b)	71,159	892,171
Shree Cement Ltd.(a)	1,847	695,949
Shriram Transport Finance Co. Ltd.	35,479	644,248
Siemens Ltd.	10,993	279,223
State Bank of India(a)	305,112	1,456,102
Sun Pharmaceutical Industries Ltd.	143,840	1,270,864
Tata Consultancy Services Ltd.	143,676	5,888,151
Tata Consumer Products Ltd.	109,644	991,011
Tata Motors Ltd.(a)	286,155	1,135,194
Tata Steel Ltd.	116,711	1,629,203
Tech Mahindra Ltd.	97,256	1,260,990
Titan Co. Ltd.	59,112	1,190,380
UltraTech Cement Ltd.	17,814	1,510,050
United Spirits Ltd.(a)	64,196	450,275
UPL Ltd.	85,322	699,071
Wipro Ltd.	177,933	1,183,658

		120,204,332

Indonesia — 0.4%
Adaro Energy Tbk PT	3,047,100	262,626
Astra International Tbk PT	3,005,400	1,144,320

Security	Shares	Value

Indonesia (continued)
Bank Central Asia Tbk PT	1,577,600	$3,497,587
Bank Mandiri Persero Tbk PT	2,930,084	1,252,563
Bank Negara Indonesia Persero Tbk PT	1,226,600	484,017
Bank Rakyat Indonesia Persero Tbk PT	8,960,400	2,512,262
Barito Pacific Tbk PT(a)	5,003,500	346,383
Charoen Pokphand Indonesia Tbk PT	1,302,800	635,842
Gudang Garam Tbk PT(a)	95,100	237,668
Indah Kiat Pulp & Paper Tbk PT	512,200	322,674
Indocement Tunggal Prakarsa Tbk PT	337,000	299,789
Indofood CBP Sukses Makmur Tbk PT	324,000	195,140
Indofood Sukses Makmur Tbk PT	591,300	267,098
Kalbe Farma Tbk PT	4,050,600	403,798
Perusahaan Gas Negara Tbk PT	2,176,200	184,551
Sarana Menara Nusantara Tbk PT	3,412,000	269,275
Semen Indonesia Persero Tbk PT	602,800	435,042
Telkom Indonesia Persero Tbk PT	7,774,600	1,722,307
Unilever Indonesia Tbk PT	1,225,400	508,993
United Tractors Tbk PT	296,145	434,120

		15,416,055

Ireland — 0.4%
CRH PLC	126,350	5,966,886
Flutter Entertainment PLC(a)	26,004	5,316,918
Kerry Group PLC, Class A	23,923	3,104,478
Kingspan Group PLC	25,319	2,257,275
Smurfit Kappa Group PLC	34,977	1,792,002

		18,437,559

Israel — 0.4%
Azrieli Group Ltd.	5,046	355,500
Bank Hapoalim BM(a)	193,289	1,543,523
Bank Leumi Le-Israel BM	230,966	1,629,334
Check Point Software Technologies Ltd.(a)(c)	17,230	2,012,636
CyberArk Software Ltd.(a)(c)	6,674	937,697
Elbit Systems Ltd.	5,054	696,389
ICL Group Ltd.	125,941	809,617
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	142,275	643,963
Mizrahi Tefahot Bank Ltd.	17,197	485,154
Nice Ltd.(a)	10,273	2,485,779
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	174,180	1,863,726
Wix.com Ltd.(a)(c)	8,672	2,756,655

		16,219,975

Italy — 1.3%
Amplifon SpA(a)	19,455	822,742
Assicurazioni Generali SpA(a)	154,118	3,095,521
Atlantia SpA(a)	76,764	1,499,328
CNH Industrial NV	162,098	2,413,802
DiaSorin SpA	3,939	669,775
Enel SpA	1,271,862	12,657,331
Eni SpA	390,803	4,671,554
Ferrari NV	20,080	4,306,295
FinecoBank Banca Fineco SpA(a)	92,018	1,586,244
Infrastrutture Wireless Italiane SpA(b)	57,150	667,332
Intesa Sanpaolo SpA(a)	2,548,527	7,120,633
Mediobanca Banca di Credito Finanziario SpA(a)	104,811	1,186,264
Moncler SpA(a)	31,466	1,932,574
Nexi SpA(a)(b)	69,149	1,326,870
Poste Italiane SpA(b)	70,677	927,382
Prysmian SpA	39,642	1,243,133
Recordati Industria Chimica e Farmaceutica SpA	15,658	864,042

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Snam SpA	312,481	$1,760,450
Telecom Italia SpA/Milano	1,359,174	746,586
Tenaris SA	81,475	878,597
Terna Rete Elettrica Nazionale SpA	218,704	1,613,881
UniCredit SpA	322,015	3,318,987

		55,309,323

Japan — 14.8%
ABC-Mart Inc.	5,200	278,304
Acom Co. Ltd.	90,000	386,167
Advantest Corp.	31,300	2,972,362
Aeon Co. Ltd.	100,800	2,750,432
Aeon Mall Co. Ltd.	15,800	250,649
AGC Inc.	29,600	1,348,593
Air Water Inc.	27,800	460,345
Aisin Corp.	22,400	862,760
Ajinomoto Co. Inc.	69,300	1,386,254
Alfresa Holdings Corp.	29,900	535,331
Amada Co. Ltd.	46,400	502,184
ANA Holdings Inc.(a)	22,400	513,353
Asahi Group Holdings Ltd.	69,000	2,881,707
Asahi Intecc Co. Ltd.	32,500	874,754
Asahi Kasei Corp.	202,100	2,129,071
Astellas Pharma Inc.	288,700	4,332,943
Azbil Corp.	24,500	990,714
Bandai Namco Holdings Inc.	30,200	2,217,512
Bank of Kyoto Ltd. (The)	9,400	503,948
Bridgestone Corp.	83,500	3,343,667
Brother Industries Ltd.	37,800	799,193
Calbee Inc.	13,400	321,070
Canon Inc.	156,700	3,731,669
Capcom Co. Ltd.	25,900	841,178
Casio Computer Co. Ltd.	32,200	568,850
Central Japan Railway Co.	22,400	3,275,825
Chiba Bank Ltd. (The)	85,300	532,223
Chubu Electric Power Co. Inc.	94,700	1,144,059
Chugai Pharmaceutical Co. Ltd.	103,500	3,883,203
Chugoku Electric Power Co. Inc. (The)	45,100	503,380
Coca-Cola Bottlers Japan Holdings Inc.	18,200	290,554
Concordia Financial Group Ltd.	184,800	693,180
Cosmos Pharmaceutical Corp.	3,300	473,693
CyberAgent Inc.	61,600	1,266,884
Dai Nippon Printing Co. Ltd.	37,300	740,847
Daifuku Co. Ltd.	15,400	1,524,432
Dai-ichi Life Holdings Inc.	170,700	3,069,492
Daiichi Sankyo Co. Ltd.	267,200	6,812,922
Daikin Industries Ltd.	38,700	7,764,430
Daito Trust Construction Co. Ltd.	12,300	1,307,589
Daiwa House Industry Co. Ltd.	84,700	2,506,788
Daiwa House REIT Investment Corp.	310	831,261
Daiwa Securities Group Inc.	236,200	1,257,875
Denso Corp.	66,000	4,262,330
Dentsu Group Inc.	31,600	971,374
Disco Corp.	4,400	1,425,003
East Japan Railway Co.	45,600	3,120,099
Eisai Co. Ltd.	39,600	2,582,758
ENEOS Holdings Inc.	480,300	2,070,512
FANUC Corp.	30,700	7,070,788
Fast Retailing Co. Ltd.	9,300	7,632,798
Fuji Electric Co. Ltd.	17,500	796,510
FUJIFILM Holdings Corp.	55,000	3,566,031

Security	Shares	Value

Japan (continued)
Fujitsu Ltd.	30,800	$4,904,387
Fukuoka Financial Group Inc.	27,300	464,553
GLP J-REIT	622	1,042,499
GMO Payment Gateway Inc.	6,500	829,559
Hakuhodo DY Holdings Inc.	34,200	576,023
Hamamatsu Photonics KK	21,300	1,235,460
Hankyu Hanshin Holdings Inc.	32,700	1,029,120
Hikari Tsushin Inc.	3,300	663,593
Hino Motors Ltd.	47,200	395,115
Hirose Electric Co. Ltd.	4,600	732,684
Hisamitsu Pharmaceutical Co. Inc.	7,900	459,668
Hitachi Construction Machinery Co. Ltd.	17,000	521,797
Hitachi Ltd.	152,100	7,487,765
Hitachi Metals Ltd.(a)	34,300	665,258
Honda Motor Co. Ltd.	251,100	7,424,685
Hoshizaki Corp.	8,200	727,689
Hoya Corp.	57,500	6,541,444
Hulic Co. Ltd.	53,900	613,436
Ibiden Co. Ltd.	17,800	843,548
Idemitsu Kosan Co. Ltd.	42,872	1,026,449
Iida Group Holdings Co. Ltd.	24,000	584,713
Inpex Corp.	155,000	1,057,866
Isuzu Motors Ltd.	84,400	853,999
Ito En Ltd.	9,200	509,217
ITOCHU Corp.	208,500	6,500,782
Itochu Techno-Solutions Corp.	16,400	568,647
Japan Airlines Co. Ltd.(a)	20,300	431,053
Japan Airport Terminal Co. Ltd.	9,000	404,282
Japan Exchange Group Inc.	82,100	1,923,966
Japan Metropolitan Fund Invest	1,263	1,244,455
Japan Post Bank Co. Ltd.	54,100	494,450
Japan Post Holdings Co. Ltd.	234,800	1,971,113
Japan Post Insurance Co. Ltd.	32,600	628,110
Japan Real Estate Investment Corp.	198	1,228,160
Japan Tobacco Inc.	182,400	3,410,874
JFE Holdings Inc.	75,600	994,582
JSR Corp.	31,700	975,898
Kajima Corp.	62,500	863,410
Kakaku.com Inc.	20,900	567,888
Kansai Electric Power Co. Inc. (The)	100,200	991,870
Kansai Paint Co. Ltd.	27,600	695,145
Kao Corp.	75,600	4,846,340
KDDI Corp.	249,600	7,549,312
Keihan Holdings Co. Ltd.	14,000	510,407
Keikyu Corp.	32,000	409,277
Keio Corp.	15,700	1,019,807
Keisei Electric Railway Co. Ltd.	20,400	636,421
Keyence Corp.	28,700	13,790,074
Kikkoman Corp.	21,800	1,338,255
Kintetsu Group Holdings Co. Ltd.(a)	25,700	920,502
Kirin Holdings Co. Ltd.	127,900	2,399,332
Kobayashi Pharmaceutical Co. Ltd.	7,500	669,000
Kobe Bussan Co. Ltd.	19,700	526,631
Koito Manufacturing Co. Ltd.	15,700	978,153
Komatsu Ltd.	133,000	3,899,776
Konami Holdings Corp.	14,200	847,024
Kose Corp.	5,100	767,998
Kubota Corp.	162,200	3,813,677
Kuraray Co. Ltd.	50,100	544,062
Kurita Water Industries Ltd.	15,600	719,308

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kyocera Corp.	48,400	$2,938,848
Kyowa Kirin Co. Ltd.	44,700	1,357,706
Kyushu Electric Power Co. Inc.	59,700	545,086
Kyushu Railway Co.	21,200	475,572
Lasertec Corp.	12,800	2,264,782
Lawson Inc.	7,000	313,801
Lion Corp.	33,300	624,537
Lixil Corp.	49,700	1,346,340
M3 Inc.	70,100	4,859,318
Makita Corp.	33,800	1,519,848
Marubeni Corp.	258,700	2,150,449
Marui Group Co. Ltd.	29,300	548,445
Mazda Motor Corp.(a)	87,200	674,911
McDonald’s Holdings Co. Japan Ltd.	9,600	438,260
Medipal Holdings Corp.	26,200	481,310
MEIJI Holdings Co. Ltd.	16,390	1,015,144
Mercari Inc.(a)	13,700	676,822
MINEBEA MITSUMI Inc.	52,700	1,321,538
MISUMI Group Inc.	45,800	1,290,554
Mitsubishi Chemical Holdings Corp.	185,900	1,383,557
Mitsubishi Corp.	204,200	5,641,865
Mitsubishi Electric Corp.	279,400	4,299,445
Mitsubishi Estate Co. Ltd.	178,900	2,938,703
Mitsubishi Gas Chemical Co. Inc.	23,700	547,915
Mitsubishi Heavy Industries Ltd.	53,300	1,583,323
Mitsubishi UFJ Financial Group Inc.	1,933,200	10,222,676
Mitsui & Co. Ltd.	249,400	5,255,870
Mitsui Chemicals Inc.	26,400	830,849
Mitsui Fudosan Co. Ltd.	152,900	3,315,246
Miura Co. Ltd.	14,100	739,152
Mizuho Financial Group Inc.	389,760	5,473,506
MonotaRO Co. Ltd.	36,800	939,317
MS&AD Insurance Group Holdings Inc.	67,600	1,914,112
Murata Manufacturing Co. Ltd.	88,300	7,030,556
Nabtesco Corp.	16,700	750,931
Nagoya Railroad Co. Ltd.(a)	28,700	657,996
NEC Corp.	37,800	2,199,424
Nexon Co. Ltd.	76,300	2,530,419
NGK Insulators Ltd.	55,500	1,010,937
NGK Spark Plug Co. Ltd.	23,800	397,157
NH Foods Ltd.	11,700	521,820
Nidec Corp.	70,400	8,150,698
Nihon M&A Center Inc.	47,400	1,241,971
Nintendo Co. Ltd.	17,400	9,979,470
Nippon Building Fund Inc.	257	1,688,175
Nippon Express Co. Ltd.	9,900	756,278
Nippon Paint Holdings Co. Ltd.	113,400	1,620,519
Nippon Prologis REIT Inc.	339	1,088,596
Nippon Sanso Holdings Corp.	24,000	450,995
Nippon Shinyaku Co. Ltd.	6,900	464,608
Nippon Steel Corp.	123,586	2,156,155
Nippon Telegraph & Telephone Corp.	200,200	5,045,981
Nippon Yusen KK	22,300	875,230
Nissan Chemical Corp.	19,200	987,183
Nissan Motor Co. Ltd.(a)	361,600	1,811,887
Nisshin Seifun Group Inc.	37,225	600,068
Nissin Foods Holdings Co. Ltd.	9,300	659,393
Nitori Holdings Co. Ltd.	13,700	2,457,866
Nitto Denko Corp.	27,400	2,271,113
Nomura Holdings Inc.	496,500	2,665,897

Security	Shares	Value

Japan (continued)
Nomura Real Estate Holdings Inc.	20,200	$497,123
Nomura Real Estate Master Fund Inc.	672	1,062,363
Nomura Research Institute Ltd.	47,500	1,462,307
NSK Ltd.	58,400	537,491
NTT Data Corp.	92,200	1,432,282
Obayashi Corp.	96,300	878,378
Obic Co. Ltd.	10,400	2,010,448
Odakyu Electric Railway Co. Ltd.	44,900	1,213,847
Oji Holdings Corp.	126,700	798,649
Olympus Corp.	183,100	3,764,853
Omron Corp.	27,600	2,093,262
Ono Pharmaceutical Co. Ltd.	58,300	1,467,301
Oracle Corp. Japan	6,000	562,646
Oriental Land Co. Ltd.	32,000	4,530,442
ORIX Corp.	202,100	3,249,538
Orix JREIT Inc.	460	811,381
Osaka Gas Co. Ltd.	57,800	1,114,701
Otsuka Corp.	15,700	791,428
Otsuka Holdings Co. Ltd.	60,300	2,317,555
Pan Pacific International Holdings Corp.	61,700	1,329,340
Panasonic Corp.	348,200	4,106,215
PeptiDream Inc.(a)	15,100	647,212
Persol Holdings Co. Ltd.	27,800	510,957
Pigeon Corp.	18,500	627,076
Pola Orbis Holdings Inc.	14,500	375,815
Rakuten Group Inc.	134,600	1,710,438
Recruit Holdings Co. Ltd.	212,400	9,597,398
Renesas Electronics Corp.(a)	125,400	1,462,742
Resona Holdings Inc.	319,100	1,310,790
Ricoh Co. Ltd.	102,000	1,084,342
Rinnai Corp.	5,200	522,355
Rohm Co. Ltd.	12,600	1,248,415
Ryohin Keikaku Co. Ltd.	35,500	746,992
Santen Pharmaceutical Co. Ltd.	59,200	758,245
SBI Holdings Inc.	37,800	1,068,588
SCSK Corp.	7,800	452,422
Secom Co. Ltd.	35,400	2,939,393
Sega Sammy Holdings Inc.	28,200	404,792
Seibu Holdings Inc.(a)	31,600	339,981
Seiko Epson Corp.	43,400	737,727
Sekisui Chemical Co. Ltd.	52,900	920,505
Sekisui House Ltd.	96,500	1,950,217
Seven & i Holdings Co. Ltd.	116,200	4,995,415
SG Holdings Co. Ltd.	49,300	1,120,362
Sharp Corp.	34,000	574,521
Shimadzu Corp.	38,300	1,340,263
Shimamura Co. Ltd.	3,900	386,057
Shimano Inc.	11,200	2,565,226
Shimizu Corp.	118,700	971,927
Shin-Etsu Chemical Co. Ltd.	56,600	9,553,726
Shinsei Bank Ltd.(a)	23,000	334,779
Shionogi & Co. Ltd.	41,100	2,160,941
Shiseido Co. Ltd.	65,700	4,765,286
Shizuoka Bank Ltd. (The)	73,800	565,121
SMC Corp.	8,900	5,166,324
Softbank Corp.	446,600	5,758,956
SoftBank Group Corp.	245,100	22,165,624
Sohgo Security Services Co. Ltd.	17,900	784,420
Sompo Holdings Inc.	51,800	1,924,047
Sony Group Corp.	198,400	19,784,639

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Square Enix Holdings Co. Ltd.	14,100	$784,301
Stanley Electric Co. Ltd.	20,800	595,618
Subaru Corp.	95,600	1,773,286
SUMCO Corp.	41,500	1,075,230
Sumitomo Chemical Co. Ltd.	217,600	1,108,853
Sumitomo Corp.	178,100	2,424,526
Sumitomo Dainippon Pharma Co. Ltd.	27,300	473,295
Sumitomo Electric Industries Ltd.	121,800	1,811,873
Sumitomo Metal Mining Co. Ltd.	37,800	1,604,265
Sumitomo Mitsui Financial Group Inc.	208,500	7,252,340
Sumitomo Mitsui Trust Holdings Inc.	50,000	1,701,660
Sumitomo Realty & Development Co. Ltd.	45,200	1,504,806
Sundrug Co. Ltd.	12,200	415,763
Suntory Beverage & Food Ltd.	20,300	685,303
Suzuken Co. Ltd.	11,700	421,202
Suzuki Motor Corp.	56,900	2,158,770
Sysmex Corp.	27,700	2,768,606
T&D Holdings Inc.	90,300	1,106,186
Taiheiyo Cement Corp.	19,300	483,626
Taisei Corp.	26,500	977,037
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	288,697
Takeda Pharmaceutical Co. Ltd.	247,413	8,227,860
TDK Corp.	21,900	2,975,298
Teijin Ltd.	44,200	727,063
Terumo Corp.	99,700	3,768,907
THK Co. Ltd.	19,900	678,171
TIS Inc.	32,300	802,292
Tobu Railway Co. Ltd.	29,500	758,383
Toho Co. Ltd.	18,800	748,182
Toho Gas Co. Ltd.	11,800	655,286
Tohoku Electric Power Co. Inc.	64,500	568,259
Tokio Marine Holdings Inc.	96,900	4,636,448
Tokyo Century Corp.	7,100	438,452
Tokyo Electric Power Co. Holdings Inc.(a)	222,400	657,200
Tokyo Electron Ltd.	23,400	10,344,339
Tokyo Gas Co. Ltd.	57,100	1,156,052
Tokyu Corp.	72,800	935,767
Tokyu Fudosan Holdings Corp.	147,800	820,773
Toppan Printing Co. Ltd.	56,800	968,102
Toray Industries Inc.	220,800	1,372,008
Toshiba Corp.	60,600	2,503,170
Tosoh Corp.	39,800	705,662
TOTO Ltd.	20,900	1,084,150
Toyo Suisan Kaisha Ltd.	13,500	550,226
Toyoda Gosei Co. Ltd.	10,800	263,812
Toyota Industries Corp.	24,800	1,985,271
Toyota Motor Corp.	333,200	24,773,948
Toyota Tsusho Corp.	31,500	1,331,412
Trend Micro Inc.	19,500	927,679
Tsuruha Holdings Inc.	5,400	623,466
Unicharm Corp.	61,700	2,395,634
United Urban Investment Corp.	515	769,873
USS Co. Ltd.	33,100	599,891
Welcia Holdings Co. Ltd.	14,600	455,478
West Japan Railway Co.	29,300	1,616,921
Yakult Honsha Co. Ltd.	18,600	905,283
Yamada Holdings Co. Ltd.	107,600	535,514
Yamaha Corp.	19,200	1,045,149
Yamaha Motor Co. Ltd.	44,000	1,098,541
Yamato Holdings Co. Ltd.	45,100	1,272,892

Security	Shares	Value

Japan (continued)
Yamazaki Baking Co. Ltd.	17,300	$273,970
Yaskawa Electric Corp.	37,400	1,724,496
Yokogawa Electric Corp.	41,200	747,823
Z Holdings Corp.	425,800	1,967,238
ZOZO Inc.	17,000	573,899

		622,181,617

Kuwait — 0.2%
Agility Public Warehousing Co. KSC	230,304	724,621
Boubyan Bank KSCP	218,353	474,680
Gulf Bank KSCP	317,539	228,695
Kuwait Finance House KSCP	764,799	1,835,213
Mabanee Co. KPSC	106,911	248,028
Mobile Telecommunications Co. KSC	407,920	816,382
National Bank of Kuwait SAKP	1,060,735	2,897,394

		7,225,013

Malaysia — 0.4%
Axiata Group Bhd	498,800	471,232
CIMB Group Holdings Bhd	750,200	758,185
Dialog Group Bhd	689,700	511,837
DiGi.Com Bhd	638,200	652,782
Gamuda Bhd(a)	369,000	317,979
Genting Bhd	358,500	435,829
Genting Malaysia Bhd	473,500	332,897
Hartalega Holdings Bhd(c)	273,600	686,605
Hong Leong Bank Bhd	130,800	569,001
Hong Leong Financial Group Bhd	88,600	358,605
IHH Healthcare Bhd	482,700	633,953
IOI Corp. Bhd	555,200	554,333
Kossan Rubber Industries(c)	213,700	231,625
Kuala Lumpur Kepong Bhd	75,700	406,552
Malayan Banking Bhd	464,800	933,821
Malaysia Airports Holdings Bhd	211,200	308,829
Maxis Bhd	514,500	577,751
MISC Bhd	168,200	278,390
Petronas Chemicals Group Bhd	427,500	855,751
Petronas Dagangan Bhd	61,800	304,142
Petronas Gas Bhd	153,000	587,887
PPB Group Bhd	184,800	834,586
Press Metal Aluminium Holdings Bhd	401,600	509,794
Public Bank Bhd	2,300,900	2,331,007
RHB Bank Bhd	332,595	423,010
Sime Darby Bhd	511,200	282,031
Sime Darby Plantation Bhd	508,900	564,009
Supermax Corp. Bhd(c)	251,191	369,759
Telekom Malaysia Bhd	131,500	183,299
Tenaga Nasional Bhd	351,000	853,423
Top Glove Corp. Bhd(c)	743,700	1,025,756

		18,144,660

Mexico — 0.5%
America Movil SAB de CV, Series L, NVS	5,372,000	3,767,816
Arca Continental SAB de CV	34,800	187,088
Cemex SAB de CV, CPO, NVS(a)	2,533,508	2,020,578
Coca-Cola Femsa SAB de CV	40,100	188,490
Fibra Uno Administracion SA de CV	534,800	662,983
Fomento Economico Mexicano SAB de CV	309,800	2,409,206
Gruma SAB de CV, Class B	22,860	249,614
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	54,900	566,674
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	35,725	606,694
Grupo Bimbo SAB de CV, Series A	279,200	561,043

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Grupo Carso SAB de CV, Series A1(a)	62,500	$178,908
Grupo Financiero Banorte SAB de CV, Class O	414,700	2,369,039
Grupo Financiero Inbursa SAB de CV, Class O(a)	487,900	455,143
Grupo Mexico SAB de CV, Series B	521,129	2,365,351
Grupo Televisa SAB, CPO(a)	406,700	1,013,197
Industrias Penoles SAB de CV(a)	25,775	333,288
Infraestructura Energetica Nova SAB de CV(a)	69,500	298,918
Kimberly-Clark de Mexico SAB de CV, Class A	341,500	592,456
Megacable Holdings SAB de CV, CPO	24,500	89,999
Orbia Advance Corp. SAB de CV	147,900	414,203
Promotora y Operadora de Infraestructura SAB de CV	17,130	132,917
Wal-Mart de Mexico SAB de CV	846,200	2,781,309

		22,244,914

Netherlands — 3.6%
ABN AMRO Bank NV, CVA(a)(b)	67,150	868,816
Adyen NV(a)(b)	2,864	7,038,443
Aegon NV	267,828	1,246,442
Akzo Nobel NV	30,967	3,724,824
ArcelorMittal SA(a)	112,099	3,272,410
Argenx SE(a)	7,154	2,070,321
ASM International NV	7,306	2,224,246
ASML Holding NV	66,731	43,475,005
Davide Campari-Milano NV	107,122	1,265,291
EXOR NV	17,182	1,413,109
Heineken Holding NV	18,578	1,847,282
Heineken NV	40,933	4,752,094
ING Groep NV	609,124	7,794,589
Just Eat Takeaway.com NV(a)(b)	20,562	2,128,717
Koninklijke Ahold Delhaize NV	164,493	4,433,592
Koninklijke DSM NV	27,166	4,879,201
Koninklijke KPN NV	559,325	1,929,722
Koninklijke Philips NV(a)	140,322	7,918,950
Koninklijke Vopak NV	10,641	488,047
NN Group NV	46,133	2,308,585
Prosus NV	77,358	8,402,537
QIAGEN NV(a)	37,164	1,813,232
Randstad NV	16,887	1,221,340
Royal Dutch Shell PLC, Class A	647,747	12,241,846
Royal Dutch Shell PLC, Class B	573,140	10,308,102
Stellantis NV	320,919	5,340,518
STMicroelectronics NV	102,037	3,827,448
Wolters Kluwer NV	42,980	3,893,900

		152,128,609

New Zealand — 0.2%
a2 Milk Co. Ltd. (The)(a)	122,184	670,653
Auckland International Airport Ltd.(a)	190,839	1,039,276
Fisher & Paykel Healthcare Corp. Ltd.	85,289	2,199,955
Mercury NZ Ltd.	78,517	390,972
Meridian Energy Ltd.	176,598	675,359
Ryman Healthcare Ltd.	84,061	855,853
Spark New Zealand Ltd.	343,727	1,085,146
Xero Ltd.(a)	18,133	1,982,808

		8,900,022

Norway — 0.4%
Adevinta ASA(a)	37,883	695,356
DNB ASA	145,955	3,145,476
Equinor ASA	150,267	3,065,677
Gjensidige Forsikring ASA	40,165	915,873
Mowi ASA	71,037	1,757,927

Security	Shares	Value

Norway (continued)
Norsk Hydro ASA	223,370	$1,429,232
Orkla ASA	116,526	1,191,600
Schibsted ASA, Class A(a)	12,368	624,340
Schibsted ASA, Class B(a)	16,213	712,277
Telenor ASA	97,727	1,746,175
Yara International ASA	28,041	1,467,156

		16,751,089

Pakistan — 0.0%
MCB Bank Ltd.	88,326	93,374

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR(a)	32,820	319,010
Credicorp Ltd.	10,487	1,252,148
Southern Copper Corp.	12,498	867,486

		2,438,644

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	288,830	212,948
Ayala Corp.	36,090	555,404
Ayala Land Inc.	1,348,720	901,948
Bank of the Philippine Islands	254,816	438,188
BDO Unibank Inc.	313,060	670,332
Globe Telecom Inc.	3,265	124,294
GT Capital Holdings Inc.	13,910	151,667
International Container Terminal Services Inc.	188,380	508,215
JG Summit Holdings Inc.	631,580	691,918
Jollibee Foods Corp.	97,780	357,410
Megaworld Corp.	423,000	27,673
Metro Pacific Investments Corp.	1,820,000	153,084
Metropolitan Bank & Trust Co.	536,668	490,413
PLDT Inc.	14,770	391,413
SM Investments Corp.	36,055	719,602
SM Prime Holdings Inc.	1,711,700	1,224,674
Universal Robina Corp.	111,110	315,908

		7,935,091

Poland — 0.2%
Allegro.eu SA(a)(b)	47,129	723,157
Bank Polska Kasa Opieki SA(a)	26,417	558,033
CD Projekt SA(a)	11,527	529,706
Cyfrowy Polsat SA	66,346	516,893
Dino Polska SA(a)(b)	6,779	440,477
KGHM Polska Miedz SA(a)	23,741	1,219,303
LPP SA(a)	153	395,719
Orange Polska SA(a)	74,090	133,259
PGE Polska Grupa Energetyczna SA(a)	134,195	357,707
Polski Koncern Naftowy ORLEN SA	46,336	815,914
Polskie Gornictwo Naftowe i Gazownictwo SA	301,933	524,332
Powszechna Kasa Oszczednosci Bank Polski SA(a)	127,185	1,183,889
Powszechny Zaklad Ubezpieczen SA(a)	82,284	709,470
Santander Bank Polska SA(a)	7,019	415,688

		8,523,547

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(d)	4	—
EDP - Energias de Portugal SA	434,300	2,416,429
Galp Energia SGPS SA	79,489	919,570
Jeronimo Martins SGPS SA	42,536	777,801

		4,113,800

Qatar — 0.2%
Barwa Real Estate Co.	298,500	260,514
Commercial Bank PSQC (The)	405,902	590,960

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Industries Qatar QSC	248,780	$904,167
Masraf Al Rayan QSC	877,105	1,056,593
Mesaieed Petrochemical Holding Co.	660,126	343,500
Ooredoo QPSC	204,486	391,991
Qatar Electricity & Water Co. QSC	106,940	495,920
Qatar Fuel QSC	91,366	448,331
Qatar International Islamic Bank QSC	91,702	228,699
Qatar Islamic Bank SAQ	157,469	738,733
Qatar National Bank QPSC	695,150	3,354,863

		8,814,271

Russia — 0.9%
Alrosa PJSC	390,270	565,005
Gazprom PJSC	510,750	1,565,389
Gazprom PJSC, ADR	672,032	4,069,826
Inter RAO UES PJSC	5,597,000	365,784
LUKOIL PJSC	62,335	4,812,771
Magnit PJSC, GDR(f)	54,129	762,407
Mail.Ru Group Ltd., GDR(a)(f)	19,561	438,711
MMC Norilsk Nickel PJSC	10,131	3,462,632
Mobile TeleSystems PJSC, ADR	85,649	725,447
Moscow Exchange MICEX-RTS PJSC	228,660	538,968
Novatek PJSC, GDR(f)	14,709	2,648,355
Novolipetsk Steel PJSC	212,430	751,635
PhosAgro PJSC, GDR(f)	23,791	437,041
Polymetal International PLC	34,335	709,967
Polyus PJSC	5,198	960,342
Rosneft Oil Co. PJSC	165,180	1,156,296
Sberbank of Russia PJSC	1,625,940	6,447,776
Severstal PAO	30,098	711,275
Surgutneftegas PJSC	1,398,550	634,483
Tatneft PJSC, ADR	30,515	1,228,534
VTB Bank PJSC, GDR(f)	246,900	327,389
X5 Retail Group NV, GDR	16,185	498,531
Yandex NV, Class A(a)	48,249	3,184,799

		37,003,363

Saudi Arabia — 0.9%
Abdullah Al Othaim Markets Co.	7,762	278,183
Advanced Petrochemical Co.	22,360	484,156
Al Rajhi Bank	194,790	5,137,125
Alinma Bank	279,043	1,476,284
Almarai Co. JSC	22,336	320,439
Arab National Bank	96,501	585,681
Bank AlBilad	73,442	733,421
Bank Al-Jazira	77,101	393,102
Banque Saudi Fransi	105,624	1,098,460
Bupa Arabia for Cooperative Insurance Co.(a)	7,992	246,360
Co for Cooperative Insurance (The)(a)	10,753	222,509
Dar Al Arkan Real Estate Development Co.(a)	55,226	152,567
Emaar Economic City(a)	44,738	127,888
Etihad Etisalat Co.(a)	59,127	487,982
Jarir Marketing Co.	17,805	944,827
National Industrialization Co.(a)	52,344	267,994
Rabigh Refining & Petrochemical Co.(a)	41,664	227,979
Riyad Bank	204,659	1,454,404
SABIC Agri-Nutrients Co.	38,593	1,080,575
Sahara International Petrochemical Co.	76,793	556,990
Saudi Airlines Catering Co.	6,471	131,660
Saudi Arabian Mining Co.(a)	77,030	1,176,987
Saudi Arabian Oil Co.(b)	332,007	3,134,062

Security	Shares	Value

Saudi Arabia (continued)
Saudi Basic Industries Corp.	131,075	$4,334,098
Saudi British Bank (The)	113,999	934,767
Saudi Cement Co.	16,407	283,068
Saudi Electricity Co.	163,099	1,130,790
Saudi Industrial Investment Group	41,135	389,401
Saudi Kayan Petrochemical Co.(a)	95,697	464,437
Saudi National Bank	323,917	4,906,132
Saudi Telecom Co.	85,364	2,890,917
Savola Group (The)	35,892	382,359
Yanbu National Petrochemical Co.	36,035	702,424

		37,138,028

Singapore — 0.7%
Ascendas REIT	501,177	1,171,573
BOC Aviation Ltd.(b)	32,300	291,525
CapitaLand Integrated Commercial Trust	761,003	1,229,823
CapitaLand Ltd.	369,400	1,032,898
City Developments Ltd.	62,800	372,438
DBS Group Holdings Ltd.	275,400	6,191,532
Genting Singapore Ltd.	969,400	630,285
Keppel Corp. Ltd.	242,200	986,714
Mapletree Commercial Trust	311,300	512,438
Mapletree Logistics Trust	433,090	647,812
Oversea-Chinese Banking Corp. Ltd.	509,075	4,668,307
Singapore Airlines Ltd.(a)(c)	222,350	845,679
Singapore Exchange Ltd.	121,400	953,570
Singapore Technologies Engineering Ltd.	203,400	590,141
Singapore Telecommunications Ltd.	1,262,100	2,371,655
Suntec REIT	322,200	370,540
United Overseas Bank Ltd.	185,900	3,715,485
UOL Group Ltd.	65,500	379,096
Venture Corp. Ltd.	51,200	775,466
Wilmar International Ltd.	315,000	1,235,944

		28,972,921

South Africa — 1.1%
Absa Group Ltd.(a)	89,833	758,232
Anglo American Platinum Ltd.	9,471	1,295,760
AngloGold Ashanti Ltd.	68,513	1,417,722
Aspen Pharmacare Holdings Ltd.(a)	66,359	738,720
Bid Corp. Ltd.(a)	59,509	1,172,829
Bidvest Group Ltd. (The)	55,410	639,712
Capitec Bank Holdings Ltd.(a)	10,729	1,099,265
Clicks Group Ltd.	43,530	726,725
Discovery Ltd.	46,952	427,204
Exxaro Resources Ltd.	49,267	517,885
FirstRand Ltd.	763,084	2,684,667
Gold Fields Ltd.	143,495	1,357,058
Growthpoint Properties Ltd.	697,635	698,236
Harmony Gold Mining Co. Ltd.	92,778	422,529
Impala Platinum Holdings Ltd.	128,127	2,398,092
Kumba Iron Ore Ltd.	9,626	436,814
Mr. Price Group Ltd.	47,045	589,737
MTN Group Ltd.(a)	263,538	1,664,336
MultiChoice Group	76,348	656,727
Naspers Ltd., Class N	68,045	15,526,924
Nedbank Group Ltd.	49,355	503,025
NEPI Rockcastle PLC	74,376	500,881
Northam Platinum Ltd.(a)	62,951	1,084,758
Old Mutual Ltd.	758,304	661,213
Rand Merchant Investment Holdings Ltd.	220,503	448,074

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Reinet Investments SCA	27,719	$534,891
Remgro Ltd.	79,132	599,892
Sanlam Ltd.	226,569	874,885
Sasol Ltd.(a)	89,975	1,513,279
Shoprite Holdings Ltd.	74,141	738,931
Sibanye Stillwater Ltd.	390,069	1,820,815
SPAR Group Ltd. (The)	22,459	284,014
Standard Bank Group Ltd.	173,877	1,414,387
Tiger Brands Ltd.	28,786	386,922
Vodacom Group Ltd.	86,282	747,767
Woolworths Holdings Ltd.(a)	186,703	632,660

		47,975,568

South Korea — 3.9%
Alteogen Inc.(a)	4,909	356,144
Amorepacific Corp.	5,325	1,294,927
AMOREPACIFIC Group	6,291	415,686
BGF retail Co. Ltd.	2,023	278,257
Celltrion Healthcare Co. Ltd.(a)	10,860	1,095,421
Celltrion Inc.(a)	15,283	3,654,675
Celltrion Pharm Inc.(a)	2,511	300,232
Cheil Worldwide Inc.	6,115	120,667
CJ CheilJedang Corp.	1,789	636,085
CJ Corp.	3,698	317,489
CJ ENM Co. Ltd.	2,357	305,127
CJ Logistics Corp.(a)	888	136,910
Coway Co. Ltd.	8,985	540,384
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	5,231	172,588
DB Insurance Co. Ltd.	9,677	425,845
Doosan Bobcat Inc.(a)	6,064	248,862
Doosan Heavy Industries & Construction Co. Ltd.(a)	34,135	428,088
Douzone Bizon Co. Ltd.	4,200	318,299
E-MART Inc.	3,827	577,998
Fila Holdings Corp.	8,579	351,690
GS Engineering & Construction Corp.	4,699	186,507
GS Holdings Corp.	8,060	311,937
GS Retail Co. Ltd.	4,251	136,815
Hana Financial Group Inc.	42,762	1,754,920
Hankook Tire & Technology Co. Ltd.	14,340	620,087
Hanmi Pharm Co. Ltd.	1,323	402,008
Hanon Systems	25,390	369,774
Hanwha Corp.	8,551	236,770
Hanwha Solutions Corp.(a)	17,913	741,577
HLB Inc.(a)	13,940	414,810
Hotel Shilla Co. Ltd.	5,811	451,883
Hyundai Engineering & Construction Co. Ltd.	12,895	584,266
Hyundai Glovis Co. Ltd.	3,326	574,093
Hyundai Heavy Industries Holdings Co. Ltd.	9,545	604,098
Hyundai Marine & Fire Insurance Co. Ltd.	10,869	237,929
Hyundai Mobis Co. Ltd.	10,775	2,615,409
Hyundai Motor Co.	23,478	4,474,613
Hyundai Steel Co.	15,040	750,411
Industrial Bank of Korea	45,968	400,440
Kakao Corp.	45,750	4,668,158
Kangwon Land Inc.(a)	18,520	421,231
KB Financial Group Inc.	62,267	3,061,990
Kia Corp.	39,268	2,718,242
KMW Co. Ltd.(a)	5,208	268,746
Korea Aerospace Industries Ltd.	14,382	421,498
Korea Electric Power Corp.	36,390	773,699
Korea Gas Corp.(a)	5,718	179,402

Security	Shares	Value

South Korea (continued)
Korea Investment Holdings Co. Ltd.	6,618	$666,351
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	6,677	921,400
Korea Zinc Co. Ltd.	1,425	571,358
Korean Air Lines Co. Ltd.(a)	23,363	564,988
KT&G Corp.	15,671	1,160,867
Kumho Petrochemical Co. Ltd.	2,760	645,121
LG Chem Ltd.	7,308	6,123,123
LG Corp.(a)(d)	16,165	1,838,336
LG Display Co. Ltd.(a)	38,009	830,331
LG Electronics Inc.	16,664	2,359,491
LG Household & Health Care Ltd.	1,522	2,105,774
LG Innotek Co. Ltd.	2,065	373,142
LG Uplus Corp.	22,753	270,005
Lotte Chemical Corp.	2,517	687,884
Lotte Corp.	5,499	180,935
Lotte Shopping Co. Ltd.	2,322	258,847
Meritz Securities Co. Ltd.	48,342	209,909
Mirae Asset Securities Co. Ltd.	66,039	593,689
NAVER Corp.	19,633	6,345,182
NCSoft Corp.	2,678	1,998,238
Netmarble Corp.(b)	3,885	452,292
NH Investment & Securities Co. Ltd.	3,839	44,349
Orion Corp./Republic of Korea	4,724	496,883
Pan Ocean Co. Ltd.	24,674	162,815
Pearl Abyss Corp.(a)	7,195	364,811
POSCO	11,093	3,630,019
POSCO Chemical Co. Ltd.	4,109	550,403
S-1 Corp.	2,714	198,850
Samsung Biologics Co. Ltd.(a)(b)	2,593	1,874,205
Samsung C&T Corp.	11,866	1,450,781
Samsung Card Co. Ltd.	4,607	146,201
Samsung Electro-Mechanics Co. Ltd.	9,379	1,509,274
Samsung Electronics Co. Ltd.	745,171	54,597,417
Samsung Engineering Co. Ltd.(a)	17,352	270,650
Samsung Fire & Marine Insurance Co. Ltd.	5,089	905,850
Samsung Heavy Industries Co. Ltd.(a)	76,277	514,296
Samsung Life Insurance Co. Ltd.	11,428	839,365
Samsung SDI Co. Ltd.	8,705	5,118,056
Samsung SDS Co. Ltd.	5,758	947,286
Samsung Securities Co. Ltd.	9,837	377,173
Seegene Inc.	5,830	490,572
Shinhan Financial Group Co. Ltd.	63,046	2,267,128
Shinsegae Inc.	1,271	347,930
SK Chemicals Co. Ltd.	1,153	276,239
SK Holdings Co. Ltd.	5,418	1,344,332
SK Hynix Inc.	86,426	9,945,186
SK Innovation Co. Ltd.(a)	8,463	2,058,023
SK Telecom Co. Ltd.	5,426	1,480,461
S-Oil Corp.(a)	8,089	633,391
Woori Financial Group Inc.	82,163	790,349
Yuhan Corp.	10,446	603,837

		163,750,082

Spain — 1.5%
ACS Actividades de Construccion y Servicios SA	39,085	1,276,480
Aena SME SA(a)(b)	10,377	1,807,568
Amadeus IT Group SA(a)	71,504	4,880,537
Banco Bilbao Vizcaya Argentaria SA	1,031,770	5,800,968
Banco Santander SA	2,664,713	10,313,015
CaixaBank SA	647,468	2,078,718
Cellnex Telecom SA(b)(c)	71,631	4,056,230

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Enagas SA	22,741	$496,046
Endesa SA	49,568	1,304,385
Ferrovial SA	80,152	2,280,952
Grifols SA	46,667	1,266,808
Iberdrola SA	963,224	13,027,305
Industria de Diseno Textil SA	170,853	6,092,028
Naturgy Energy Group SA	46,923	1,204,844
Red Electrica Corp. SA	64,486	1,185,771
Repsol SA	231,483	2,769,315
Siemens Gamesa Renewable Energy SA(a)	39,941	1,447,237
Telefonica SA	796,412	3,694,429

		64,982,636

Sweden — 2.1%
Alfa Laval AB	48,280	1,635,265
Assa Abloy AB, Class B	152,570	4,353,859
Atlas Copco AB, Class A	101,347	6,148,598
Atlas Copco AB, Class B	62,878	3,268,176
Boliden AB	40,286	1,571,277
Electrolux AB, Series B	35,931	1,009,633
Epiroc AB, Class A	109,905	2,385,071
Epiroc AB, Class B	56,805	1,115,846
EQT AB	36,818	1,246,607
Essity AB, Class B	94,065	3,073,667
Evolution AB(b)	25,020	4,947,336
Fastighets AB Balder, Class B(a)	14,841	855,980
H & M Hennes & Mauritz AB, Class B(a)	126,010	3,111,597
Hexagon AB, Class B	46,163	4,407,889
Husqvarna AB, Class B	73,471	1,023,985
ICA Gruppen AB	14,251	657,291
Industrivarden AB, Class A	16,960	651,463
Industrivarden AB, Class C	26,210	947,258
Investment AB Latour, Class B	24,402	747,434
Investor AB, Class B	71,132	6,047,577
Kinnevik AB, Class B	38,611	2,137,001
L E Lundbergforetagen AB, Class B	12,269	701,977
Lundin Energy AB	31,685	1,016,228
Nibe Industrier AB, Class B	49,235	1,803,862
Sandvik AB	178,673	4,422,583
Securitas AB, Class B	49,497	845,560
Skandinaviska Enskilda Banken AB, Class A	247,335	3,178,068
Skanska AB, Class B	54,311	1,474,713
SKF AB, Class B	55,716	1,440,383
Svenska Cellulosa AB SCA, Class B	94,708	1,663,263
Svenska Handelsbanken AB, Class A	227,670	2,643,484
Swedbank AB, Class A	137,737	2,422,849
Swedish Match AB	25,929	2,129,332
Tele2 AB, Class B	82,776	1,070,462
Telefonaktiebolaget LM Ericsson, Class B	466,706	6,399,183
Telia Co. AB	353,378	1,464,372
Volvo AB, Class B	215,931	5,282,243

		89,301,372

Switzerland — 5.9%
ABB Ltd., Registered	288,680	9,384,751
Adecco Group AG, Registered	23,984	1,626,194
Alcon Inc.(a)	78,532	5,898,188
Baloise Holding AG, Registered	7,963	1,348,048
Banque Cantonale Vaudoise, Registered	4,350	444,038
Barry Callebaut AG, Registered	484	1,069,836

Security	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	163	$1,513,744
Chocoladefabriken Lindt & Spruengli AG, Registered	15	1,483,471
Cie. Financiere Richemont SA, Class A, Registered	81,830	8,401,471
Clariant AG, Registered	26,953	564,889
Coca-Cola HBC AG	31,330	1,085,317
Credit Suisse Group AG, Registered	373,045	3,904,487
EMS-Chemie Holding AG, Registered	1,137	1,062,762
Geberit AG, Registered	5,792	3,812,858
Givaudan SA, Registered	1,437	6,024,985
Glencore PLC	1,586,096	6,482,681
Julius Baer Group Ltd.	36,289	2,288,628
Kuehne + Nagel International AG, Registered	8,378	2,507,751
LafargeHolcim Ltd., Registered	78,182	4,826,102
Logitech International SA, Registered	25,909	2,908,921
Lonza Group AG, Registered	11,793	7,509,867
Nestle SA, Registered	446,259	53,274,141
Novartis AG, Registered	349,217	29,850,290
Partners Group Holding AG	2,963	4,223,343
Roche Holding AG	110,210	35,961,292
Roche Holding AG, Bearer	2,660	925,116
Schindler Holding AG, Participation Certificates, NVS	6,183	1,761,245
Schindler Holding AG, Registered	3,259	907,610
SGS SA, Registered	931	2,756,099
Siemens Energy AG(a)	65,007	2,175,500
Sika AG, Registered	22,545	6,733,466
Sonova Holding AG, Registered(a)	8,787	2,602,235
Straumann Holding AG, Registered	1,630	2,331,380
Swatch Group AG (The), Bearer	4,679	1,434,404
Swatch Group AG (The), Registered	7,321	439,477
Swiss Life Holding AG, Registered	5,026	2,451,694
Swiss Prime Site AG, Registered	12,302	1,197,086
Swiss Re AG	43,797	4,075,971
Swisscom AG, Registered	3,644	1,978,919
Temenos AG, Registered	10,714	1,575,295
UBS Group AG, Registered	575,875	8,792,346
Vifor Pharma AG	7,744	1,116,960
Zurich Insurance Group AG	23,039	9,465,176

		250,178,034

Taiwan — 4.4%
Accton Technology Corp.	115,000	1,309,204
Acer Inc.	537,792	660,375
Advantech Co. Ltd.	52,793	672,835
Airtac International Group	20,000	844,879
ASE Technology Holding Co. Ltd.	524,762	2,216,802
Asia Cement Corp.	306,440	547,978
ASMedia Technology Inc.	5,000	211,220
Asustek Computer Inc.	98,000	1,319,157
AU Optronics Corp.(a)	1,390,000	1,649,608
Catcher Technology Co. Ltd.	99,000	699,979
Cathay Financial Holding Co. Ltd.	1,231,281	2,305,373
Chailease Holding Co. Ltd.	183,880	1,329,745
Chang Hwa Commercial Bank Ltd.	939,137	601,817
Cheng Shin Rubber Industry Co. Ltd.	314,000	608,148
Chicony Electronics Co. Ltd.	78,000	235,957
China Development Financial Holding Corp.	2,145,000	1,002,121
China Life Insurance Co. Ltd.	477,200	452,719
China Steel Corp.	1,823,288	2,565,253
Chunghwa Telecom Co. Ltd.	524,000	2,138,546
Compal Electronics Inc.	673,000	602,334

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
CTBC Financial Holding Co. Ltd.	2,576,036	$2,102,661
Delta Electronics Inc.	292,000	3,162,210
E.Sun Financial Holding Co. Ltd.	1,776,312	1,713,801
Eclat Textile Co. Ltd.	30,000	575,663
Evergreen Marine Corp. Taiwan Ltd.(a)	403,000	1,139,763
Far Eastern New Century Corp.	470,000	559,464
Far EasTone Telecommunications Co. Ltd.	268,000	624,595
Feng TAY Enterprise Co. Ltd.	57,600	427,881
First Financial Holding Co. Ltd.	1,658,978	1,360,061
Formosa Chemicals & Fibre Corp.	467,340	1,520,825
Formosa Petrochemical Corp.	163,000	603,963
Formosa Plastics Corp.	586,960	2,227,393
Foxconn Technology Co. Ltd.	172,000	424,874
Fubon Financial Holding Co. Ltd.	931,000	2,139,770
Giant Manufacturing Co. Ltd.	49,000	624,494
Globalwafers Co. Ltd.	34,000	1,051,659
Highwealth Construction Corp.	201,388	326,238
Hiwin Technologies Corp.	42,193	641,966
Hon Hai Precision Industry Co. Ltd.	1,937,377	8,045,528
Hotai Motor Co. Ltd.	46,000	994,666
Hua Nan Financial Holdings Co. Ltd.	1,347,559	916,608
Innolux Corp.	1,362,688	1,468,403
Inventec Corp.	409,000	397,535
Largan Precision Co. Ltd.	14,000	1,558,730
Lite-On Technology Corp.	351,000	802,954
MediaTek Inc.	235,000	9,969,391
Mega Financial Holding Co. Ltd.	1,447,195	1,691,580
Micro-Star International Co. Ltd.	112,000	739,770
Nan Ya Plastics Corp.	746,840	2,358,189
Nanya Technology Corp.	193,000	632,900
Nien Made Enterprise Co. Ltd.	33,000	533,992
Novatek Microelectronics Corp.	89,000	1,988,186
Oneness Biotech Co. Ltd.(a)	28,000	236,566
Pegatron Corp.	444,000	1,169,885
Phison Electronics Corp.	26,000	562,202
Pou Chen Corp.	288,000	367,050
Powertech Technology Inc.	125,000	498,962
President Chain Store Corp.	66,000	640,318
Quanta Computer Inc.	445,000	1,567,608
Realtek Semiconductor Corp.	72,000	1,371,281
Shanghai Commercial & Savings Bank Ltd. (The)	531,000	825,975
Shin Kong Financial Holding Co. Ltd.	1,819,127	657,759
SinoPac Financial Holdings Co. Ltd.	1,775,600	845,433
Synnex Technology International Corp.	209,750	418,254
Taishin Financial Holding Co. Ltd.	1,621,868	818,685
Taiwan Business Bank	1,125,716	411,066
Taiwan Cement Corp.	703,738	1,312,596
Taiwan Cooperative Financial Holding Co. Ltd.	1,539,968	1,179,799
Taiwan High Speed Rail Corp.	627,000	705,945
Taiwan Mobile Co. Ltd.	234,000	837,719
Taiwan Semiconductor Manufacturing Co. Ltd.	3,840,000	82,483,085
Unimicron Technology Corp.	189,000	778,112
Uni-President Enterprises Corp.	750,972	2,019,046
United Microelectronics Corp.	1,839,000	3,732,907
Vanguard International Semiconductor Corp.	151,000	645,992
Walsin Technology Corp.	54,000	468,800
Win Semiconductors Corp.	50,000	656,034
Winbond Electronics Corp.	547,000	699,098
Wistron Corp.	480,000	561,916
Wiwynn Corp.	15,000	490,817

Security	Shares	Value

Taiwan (continued)
WPG Holdings Ltd.	283,000	$521,766
Yageo Corp.	56,000	1,088,605
Yuanta Financial Holding Co. Ltd.	1,701,829	1,584,060
Zhen Ding Technology Holding Ltd.	101,000	383,274

		185,840,378

Thailand — 0.5%
Advanced Info Service PCL, NVDR	191,200	1,050,026
Airports of Thailand PCL, NVDR	720,100	1,433,840
Asset World Corp. PCL, NVDR(a)	1,279,500	195,598
B Grimm Power PCL, NVDR	143,800	197,429
Bangkok Bank PCL, Foreign	92,000	358,988
Bangkok Commercial Asset Management PCL, NVDR	334,900	221,564
Bangkok Dusit Medical Services PCL, NVDR	1,499,100	1,044,736
Bangkok Expressway & Metro PCL, NVDR	2,263,700	581,601
Berli Jucker PCL, NVDR(c)	282,400	321,965
BTS Group Holdings PCL, NVDR	2,556,900	734,942
Central Pattana PCL, NVDR	440,000	738,338
Charoen Pokphand Foods PCL, NVDR	932,300	868,300
CP ALL PCL, NVDR(a)	921,900	1,850,462
Delta Electronics Thailand PCL, NVDR	53,500	608,238
Global Power Synergy PCL, NVDR	129,900	303,500
Indorama Ventures PCL, NVDR	395,788	610,127
Intouch Holdings PCL, NVDR	480,800	984,376
Kasikornbank PCL, Foreign	296,500	1,256,941
Krungthai Card PCL, NVDR	144,300	353,364
Land & Houses PCL, NVDR	1,173,000	325,859
Minor International PCL, NVDR(a)	608,520	586,290
Osotspa PCL, NVDR	153,800	176,583
PTT Exploration & Production PCL, NVDR	222,799	851,484
PTT Global Chemical PCL, NVDR	369,601	804,190
PTT PCL, NVDR	1,741,800	2,237,559
Siam Cement PCL (The), NVDR	119,700	1,776,039
Siam Commercial Bank PCL (The), NVDR	207,000	698,033
Srisawad Corp PCL, NVDR	148,400	396,766
Thai Oil PCL, NVDR	275,200	523,664
Total Access Communication PCL, NVDR(c)	185,600	195,212
True Corp. PCL, NVDR(c)	2,603,334	272,561

		22,558,575

Turkey — 0.1%
Akbank TAS	445,571	262,227
Aselsan Elektronik Sanayi Ve Ticaret AS	101,468	183,553
BIM Birlesik Magazalar AS	71,919	563,764
Eregli Demir ve Celik Fabrikalari TAS	282,115	647,789
Ford Otomotiv Sanayi AS	10,779	228,527
Haci Omer Sabanci Holding AS	151,070	147,390
KOC Holding AS	120,156	265,323
Turk Hava Yollari AO(a)	126,686	186,851
Turkcell Iletisim Hizmetleri AS	240,992	431,298
Turkiye Garanti Bankasi AS	377,173	327,957
Turkiye Is Bankasi AS, Class C	211,927	124,468
Turkiye Petrol Rafinerileri AS(a)	23,322	246,805

		3,615,952

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	492,541	840,758
Abu Dhabi Islamic Bank PJSC	116,183	152,775
Aldar Properties PJSC	724,074	691,913
Emaar Malls PJSC(a)	204,927	102,655
Emaar Properties PJSC	708,785	719,755
Emirates NBD Bank PJSC	394,460	1,337,007

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Emirates Telecommunications Group Co. PJSC	337,835	$1,948,013
First Abu Dhabi Bank PJSC	341,060	1,322,215

		7,115,091

United Kingdom — 8.1%
3i Group PLC	156,143	2,771,529
Admiral Group PLC	26,875	1,164,295
Anglo American PLC	192,555	8,184,686
Antofagasta PLC	51,493	1,330,002
Ashtead Group PLC	72,262	4,653,344
Associated British Foods PLC(a)	56,393	1,802,062
AstraZeneca PLC	205,236	21,922,916
Auto Trader Group PLC(a)(b)	158,474	1,251,106
AVEVA Group PLC	18,633	897,782
Aviva PLC	601,222	3,332,186
BAE Systems PLC	501,462	3,514,544
Barclays PLC	2,733,562	6,642,245
Barratt Developments PLC	165,450	1,768,451
Berkeley Group Holdings PLC	19,193	1,229,564
BP PLC	3,160,726	13,259,841
British American Tobacco PLC	358,906	13,327,489
British Land Co. PLC (The)	152,095	1,091,663
BT Group PLC(a)	1,348,872	3,080,576
Bunzl PLC	54,996	1,771,888
Burberry Group PLC(a)	65,526	1,869,823
Coca-Cola European Partners PLC	32,594	1,851,991
Compass Group PLC(a)	274,080	5,967,286
Croda International PLC	21,892	2,050,208
DCC PLC	17,301	1,505,276
Diageo PLC	368,224	16,574,403
Direct Line Insurance Group PLC	161,160	636,156
Entain PLC(a)	92,688	2,170,723
Evraz PLC	86,384	768,330
Experian PLC	144,527	5,586,930
Ferguson PLC	35,898	4,538,841
Fresnillo PLC	28,523	325,252
GlaxoSmithKline PLC	789,580	14,644,688
Halma PLC	61,388	2,199,665
Hargreaves Lansdown PLC	49,659	1,182,249
Hikma Pharmaceuticals PLC	23,814	804,509
HSBC Holdings PLC	3,165,217	19,843,522
Imperial Brands PLC	149,829	3,127,246
Informa PLC(a)	221,786	1,726,370
InterContinental Hotels Group PLC(a)	28,398	2,025,688
Intertek Group PLC	25,307	2,150,683
J Sainsbury PLC	285,913	940,962
JD Sports Fashion PLC(a)	70,616	897,933
Johnson Matthey PLC	31,172	1,402,674
Kingfisher PLC(a)	336,152	1,662,944
Land Securities Group PLC	91,838	916,529
Legal & General Group PLC	870,349	3,282,535
Lloyds Banking Group PLC	11,005,828	6,923,443
London Stock Exchange Group PLC	50,136	5,136,771
M&G PLC	410,391	1,234,714
Melrose Industries PLC	770,512	1,737,838
Mondi PLC	76,690	2,086,460
National Grid PLC	548,819	6,919,355
Natwest Group PLC	765,693	2,084,237
Next PLC(a)	21,124	2,281,870
NMC Health PLC(a)(d)	14,180	0	(e)
Ocado Group PLC(a)	73,905	2,145,760

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	116,741	$1,341,561
Persimmon PLC	51,883	2,249,861
Phoenix Group Holdings PLC	32,633	321,425
Prudential PLC	409,582	8,701,950
Reckitt Benckiser Group PLC	111,122	9,925,124
RELX PLC	300,860	7,829,168
Rentokil Initial PLC	300,386	2,081,162
Rio Tinto PLC	179,085	15,065,579
Rolls-Royce Holdings PLC(a)	1,267,930	1,836,618
RSA Insurance Group PLC	162,970	1,539,769
Sage Group PLC (The)	180,426	1,593,781
Schroders PLC	13,332	665,995
Segro PLC	175,991	2,450,086
Severn Trent PLC	31,804	1,090,728
Smith & Nephew PLC	146,946	3,195,248
Smiths Group PLC	50,748	1,142,128
Spirax-Sarco Engineering PLC	10,788	1,764,751
SSE PLC	165,128	3,356,260
St. James’s Place PLC	64,972	1,224,765
Standard Chartered PLC	417,898	3,006,410
Standard Life Aberdeen PLC	382,886	1,471,097
Taylor Wimpey PLC	553,824	1,377,168
Tesco PLC	1,180,937	3,613,498
Unilever PLC	414,969	24,311,897
United Utilities Group PLC	113,216	1,517,685
Vodafone Group PLC	4,158,145	7,875,798
Whitbread PLC(a)	31,506	1,415,086
Wm Morrison Supermarkets PLC	390,431	939,784
WPP PLC	201,118	2,716,637

		339,821,052

Total Common Stocks — 98.3% (Cost: $3,479,934,862)		4,142,231,610

Preferred Stocks

Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	834,794	3,669,849
Bradespar SA, Preference Shares, NVS	38,200	499,992
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	100,796	687,053
Cia. Energetica de Minas Gerais, Preference Shares, NVS	169,863	433,327
Gerdau SA, Preference Shares, NVS	185,200	1,134,020
Itau Unibanco Holding SA, Preference Shares, NVS	749,795	3,804,775
Itausa SA, Preference Shares, NVS	647,521	1,200,693
Lojas Americanas SA, Preference Shares, NVS	139,076	534,745
Petroleo Brasileiro SA, Preference Shares, NVS	697,000	3,034,540

		14,998,994

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	22,202	1,164,135

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	92,117	689,461

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,064	826,246
Fuchs Petrolub SE, Preference Shares, NVS	10,942	584,045
Henkel AG & Co. KGaA, Preference Shares, NVS	28,896	3,324,054

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	24,288	$2,560,654
Sartorius AG, Preference Shares, NVS	5,657	3,195,203
Volkswagen AG, Preference Shares, NVS	29,442	7,680,340

		18,170,542

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	942,247	553,527

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	1,023,600	584,155

South Korea — 0.3%
Hyundai Motor Co.
Preference Shares, NVS	3,787	362,580
Series 2, Preference Shares, NVS	5,891	561,375
LG Chem Ltd., Preference Shares, NVS	1,163	465,786
LG Household & Health Care Ltd., Preference Shares, NVS	309	198,898
Samsung Electronics Co. Ltd., Preference Shares, NVS	127,275	8,386,980

		9,975,619

Total Preferred Stocks — 1.1% (Cost: $32,311,820)		46,136,433

Rights

Switzerland — 0.0%
Credit Suisse Group AG (Expires 05/06/21)(a)(c)	373,045	4

Total Rights — 0.0% (Cost: $0)		4

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(g)(h)(i)	36,224,576	$36,242,688
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	6,070,000	6,070,000

		42,312,688

Total Short-Term Investments — 1.0% (Cost: $42,295,914)		42,312,688

Total Investments in Securities — 100.4% (Cost: $3,554,542,596)		4,230,680,735

Other Assets, Less Liabilities — (0.4)%		(15,752,180)

Net Assets — 100.0%		$4,214,928,555

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$125,859,057	$—	$(89,560,624	)(a)	$(40,967)	$(14,778)	$36,242,688	36,224,576	$355,243	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,750,000	—	(680,000	)(a)	—	—	6,070,000	6,070,000	2,383		—
iShares MSCI India ETF(c)	69,993,668	16,308,576	(105,190,873)		15,666,768	3,221,861	—	—	74,359		—

					$15,625,801	$3,207,083	$42,312,688		$431,985		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ex U.S. ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	136	06/18/21	$15,350	$299,085
MSCI Emerging Markets E-Mini Index	110	06/18/21	7,351	95,726

				$394,811

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,139,794,837	$—	$2,436,773	$4,142,231,610
Preferred Stocks	46,136,433	—	—	46,136,433
Rights	—	4	—	4
Money Market Funds	42,312,688	—	—	42,312,688

	$4,228,243,958	$4	$2,436,773	$4,230,680,735

Derivative financial instruments(a)
Assets
Futures Contracts	$394,811	$—	$—	$394,811

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust